SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                              [ ]

Post-Effective Amendment No.       6        (File No. 333-00519)         [X]
                               ---------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.             10       (File No. 811-07511)         [X]
                               ---------

                        (Check appropriate box or boxes)

                         ACL VARIABLE ANNUITY ACCOUNT 2
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                    American Centurion Life Assurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

20 Madison Avenue Extension, P.O. Box 5555, Albany NY           12205-0555
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)            (Zip Code)

Depositor's Telephone Number, including Area Code              (612) 671-7981
--------------------------------------------------------------------------------

       Mary Ellyn Minenko, 200 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[x] on May 1, 2001 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[AMERICAN EXPRESS LOGO]                           ACL PERSONAL PORTFOLIO PLUS(2)
[AMERICAN CENTURION LIFE LOGO]                        ACL PERSONAL PORTFOLIO-SM-
                                                                VARIABLE ANNUITY

ISSUED BY:
AMERICAN CENTURION LIFE ASSURANCE COMPANY

PROSPECTUS


MAY 1, 2001


INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ACL VARIABLE ANNUITY ACCOUNT 2

ISSUED BY:  AMERICAN CENTURION LIFE ASSURANCE COMPANY (AMERICAN CENTURION LIFE)
            20 Madison Avenue Extension
            P.O. Box 5555
            Albany, NY 12205-0555
            Telephone: (800) 504-0469

This prospectus contains information that you should know before investing. You also will receive the following prospectuses:

For ACL Personal Portfolio Plus(2):                                           For ACL Personal Portfolio-SM-:


-  American Express-Registered Trademark- Variable Portfolio Funds            - American Express-Registered Trademark-
                                                                                Variable Portfolio Funds
-  AIM Variable Insurance Funds
                                                                              - AIM Variable Insurance Funds
-  American Century Variable Portfolios, Inc.
                                                                              - OCC Accumulation Trust
-  Janus Aspen Series: Institutional Shares
                                                                              - Putnam Variable Trust - IA Shares
-  OCC Accumulation Trust

-  Oppenheimer Variable Account Funds

-  Putnam Variable Trust - IB Shares


Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC, and is available without charge by contacting American Centurion Life at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are complex investment vehicles. Before you invest, be sure to ask your sales representative about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.

American Centurion Life offers several different annuities which your sales representative may be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, withdrawal charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.


TABLE OF CONTENTS

KEY TERMS .......................................................   3

THE CONTRACT IN BRIEF ...........................................   3

EXPENSE SUMMARY .................................................   5

CONDENSED FINANCIAL INFORMATION (UNAUDITED) .....................   8

FINANCIAL STATEMENTS ............................................  11

PERFORMANCE INFORMATION .........................................  11

THE VARIABLE ACCOUNT AND THE FUNDS ..............................  12

THE FIXED ACCOUNT ...............................................  17

BUYING YOUR CONTRACT ............................................  17

CHARGES .........................................................  18

VALUING YOUR INVESTMENT .........................................  20

MAKING THE MOST OF YOUR CONTRACT ................................  21

WITHDRAWALS .....................................................  23

CHANGING OWNERSHIP ..............................................  24

BENEFITS IN CASE OF DEATH .......................................  24

THE ANNUITY PAYOUT PERIOD .......................................  26

TAXES ...........................................................  27

VOTING RIGHTS ...................................................  28

SUBSTITUTION OF INVESTMENTS .....................................  29



ABOUT THE SERVICE PROVIDERS .....................................  29

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ....  30

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2  ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO-SM-

KEY TERMS

THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.


ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.


BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS: When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR): The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Internal Revenue Code of 1986, as amended (the Code)

-    Roth IRAs under Section 408A of the Code

-    Simplified Employee Pension (SEP) plans under Section 408(k) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE: The date when annuity payouts are scheduled to begin.

VALUATION DATE: Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract. It is the contract value minus any applicable charges.

THE CONTRACT IN BRIEF


PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the retirement date, the contract provides lifetime or other forms of payout of your contract value. As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity or life insurance contract.

Most annuities have a tax-deferred feature. So do many retirement plans under the Internal Revenue Code. As a result, when you use an annuity to fund a retirement plan that is tax-deferred, your annuity will not provide any necessary or additional tax deferral for that retirement plan. But annuities do have features other than tax deferral that may help you reach your retirement goals. You should consult your tax advisor prior to making a purchase for an explanation of the tax implications to you.


-------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 3

FREE LOOK PERIOD: You may return your contract to your sales representative or to our office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Currently, you may allocate your purchase payments among any or all of:

- the subaccounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 12)

- the fixed account, which earns interest at a rate that we adjust periodically. (p. 17)

BUYING YOUR CONTRACT: Your sales representative will help you complete and submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. After your initial purchase payment, you have the option of making additional purchase payments in the future. Some states have time limitations for making additional payments. (p. 17)

-    Minimum initial purchase payment -- $2,000 (without prior approval).

-    Minimum additional purchase payment -- $50.

-    Maximum total purchase payments -- $1,000,000 (without prior approval).


TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (p. 22)

WITHDRAWALS: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if withdrawals are made prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (p. 23)

CHANGING OWNERSHIP: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changing ownership of a qualified annuity. (p. 24)

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 24)

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the tax-deferred retirement plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. (p. 26)

TAXES: Generally, your contract grows tax-deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 27)


CHARGES: We assess certain charges in connection with your contract:

-    $30 annual contract administrative charge;


- 0.15% variable account administrative charge (if you allocate money to one or more subaccounts);


- 1.25% mortality and expense risk fee (if you allocate money to one or more subaccounts);

-    withdrawal charge; and

-    the operating expenses of the funds in which the subaccounts invest.

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4  ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO-SM-

EXPENSE SUMMARY

The purpose of the following information is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that we deduct directly from your contract or indirectly from the subaccounts and funds below. Some expenses may vary as we explain under "Charges." Please see the funds' prospectuses for more information on the operating expenses for each fund.

CONTRACT OWNER EXPENSES

Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment withdrawn)

           YEARS FROM PURCHASE                   WITHDRAWAL CHARGE
             PAYMENT RECEIPT                        PERCENTAGE
                    1                                   7%
                    2                                   6
                    3                                   5
                    4                                   4
                    5                                   3
                    6                                   2
                    7                                   1
                    Thereafter                          0

ANNUAL CONTRACT ADMINISTRATIVE CHARGE:      $30*

* We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

ANNUAL VARIABLE ACCOUNT EXPENSES

(as a percentage of average subaccount value):

   VARIABLE ACCOUNT ADMINISTRATIVE CHARGE                         0.15%
   MORTALITY AND EXPENSE RISK FEE                                 1.25%
                                                                  -----
   TOTAL ANNUAL VARIABLE ACCOUNT EXPENSES                         1.40%

-------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 5

ANNUAL OPERATING EXPENSES OF THE FUNDS (AFTER FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS, IF APPLICABLE, AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                                          MANAGEMENT        12b-1         OTHER
                                                                             FEES           FEES         EXPENSES     TOTAL
AXP-Registered Trademark- Variable Portfolio -
      Bond Fund                                                              .60%           .13%          .06%         .79%(1)
      Capital Resource Fund                                                  .60            .13           .04          .77(1)
      Cash Management Fund                                                   .51            .13           .04          .68(1)
      International Fund                                                     .82            .13           .07         1.02(1)
      Managed Fund                                                           .59            .13           .03          .75(1)
      New Dimensions Fund-Registered Trademark-                              .60            .13           .05          .78(1)
      Strategy Aggressive Fund                                               .59            .13           .05          .77(1)
AIM V.I.
      Growth and Income Fund                                                 .60             --           .24          .84(2)
      International Equity Fund                                              .73             --           .29         1.02(2)
      Value Fund                                                             .61             --           .23          .84(2)
American Century VP
      Income and Growth                                                      .70             --            --          .70(3)
      Value                                                                 1.00             --            --         1.00(3)
Janus Aspen Series
      Balanced Portfolio: Institutional Shares                               .65             --           .01          .66(4)
      Worldwide Growth Portfolio: Institutional Shares                       .65             --           .04          .69(4)
OCC Accumulation Trust
      Equity Portfolio                                                       .80             --           .15          .95(5)
      Managed Portfolio                                                      .78             --           .08          .86(5)
      Small Cap Portfolio                                                    .80             --           .10          .90(5)
      U.S. Government Income Portfolio                                       .60             --           .41         1.01(5),(6)
Oppenheimer Variable Account Funds
      Capital Appreciation Fund/VA                                           .64             --           .03          .67(2)
      High Income Fund/VA                                                    .74             --           .05          .79(2)
Putnam Variable Trust
      Putnam VT Diversified Income Fund - Class IA Shares                    .68             --           .10          .78(2)
      Putnam VT Diversified Income Fund - Class IB Shares                    .68            .25           .10         1.03(7)
      Putnam VT Growth and Income Fund - Class IA Shares                     .46             --           .04          .50(2)
      Putnam VT Growth and Income Fund - Class IB Shares                     .46            .25           .04          .75(7)
      Putnam VT High Yield Fund - Class IA Shares                            .66             --           .08          .74(2)
      Putnam VT High Yield Fund - Class IB Shares                            .66            .25           .08          .99(7)
      Putnam VT New Opportunities Fund - Class IA Shares                     .52             --           .05          .57(2)
      Putnam VT Voyager Fund - Class IB Shares                               .51            .25           .05          .81(7)

(1) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2000.

(2) Figures in "Management Fees," "12b-1 Fees," "Other Expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2000.

(3)  Annualized operating expenses of funds at Dec. 31, 2000.

(4) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2000, restated to reflect a reduction in the management fee for Balanced and Worldwide Growth Portfolios. All expenses are shown without the effect of expense offset arrangements.

(5) Figures in "Other Expenses" are inclusive of expenses offset by earning credits from custodian bank.

(6) The advisor waived a portion of its fee. If such waiver had not been in effect, expenses would have been 1.11%.

(7) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.

-------------------------------------------------------------------------------
6  ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO-SM-

EXAMPLE:*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and...

                                                                                              NO WITHDRAWAL OR SELECTION
                                                       FULL WITHDRAWAL AT THE              OF AN ANNUITY PAYOUT PLAN AT THE
                                                       END OF EACH TIME PERIOD                  END OF EACH TIME PERIOD
                                                    1 YEAR   3 YEARS  5 YEARS 10 YEARS        1 YEAR 3 YEARS  5 YEARS 10 YEARS
AXP-Registered Trademark- Variable Portfolio -
      Bond Fund                                     $93.07   $121.10  $151.75 $260.79         $23.07  $71.10  $121.75  $260.79
      Capital Resource Fund                          92.87    120.48   150.71  258.72          22.87   70.48   120.71   258.72
      Cash Management Fund                           91.95    117.70   146.06  249.34          21.95   67.70   116.06   249.34
      International Fund                             95.43    128.18   163.55  284.34          25.43   78.18   133.55   284.34
      Managed Fund                                   92.66    119.86   149.68  256.64          22.66   69.86   119.68   256.64
      New Dimensions Fund-Registered Trademark-      92.97    120.79   151.23  259.75          22.97   70.79   121.23   259.75
      Strategy Aggressive Fund                       92.87    120.48   150.71  258.72          22.87   70.48   120.71   258.72
AIM V.I.
      Growth and Income Fund                         93.59    122.64   154.32  265.96          23.59   72.64   124.32   265.96
      International Equity Fund                      95.43    128.18   163.65  284.34          25.43   78.18   133.55   284.34
      Value Fund                                     93.59    122.64   154.32  265.96          23.59   72.64   124.32   265.96
American Century VP
      Income and Growth                              92.15    118.32   147.09  251.43          22.15   68.32   117.09   251.43
      Value                                          95.23    127.57   162.53  282.32          25.23   77.57   132.53   282.32
Janus Aspen Series
      Balanced Portfolio: Institutional Shares       91.74    117.08   145.02  247.24          21.74   67.08   115.02   247.24
      Worldwide Growth Portfolio:
        Institutional Shares                         92.05    118.01   146.58  250.38          22.05   68.01   116.58   250.38
OCC Accumulation Trust
      Equity Portfolio                               94.71    126.03   159.97  277.23          24.71   76.03   129.97   277.23
      Managed Portfolio                              93.79    123.26   155.35  268.02          23.79   73.26   125.35   268.02
      Small Cap Portfolio                            94.20    124.49   157.41  272.12          24.20   74.49   127.41   272.12
      U.S. Government Income Portfolio               95.33    127.87   163.04  283.33          25.33   77.87   133.04   283.33
Oppenheimer Variable Account Funds
      Capital Appreciation Fund/VA                   91.84    117.39   145.54  248.29          21.84   67.39   115.54   248.29
      High Income Fund/VA                            93.07    121.10   151.75  260.79          23.07   71.10   121.75   260.79
Putnam Variable Trust
      Putnam VT Diversified Income Fund -
        Class IA Shares                              92.97    120.79   151.23  259.75          22.97   70.79   121.23   259.75
      Putnam VT Diversified Income Fund -
        Class IB Shares                              95.53    128.49   164.07  285.35          25.53   78.49   134.07   285.39
      Putnam VT Growth and Income Fund -
        Class IA Shares                              90.10    112.12   136.69  230.32          20.10   62.12   106.69   230.32
      Putnam VT Growth and Income Fund -
        Class IB Shares                              92.66    119.86   149.68  256.64          22.66   69.86   119.68   256.64
      Putnam VT High Yield Fund - Class IA Shares    92.56    119.55   149.16  255.60          22.56   69.55   119.16   255.60
      Putnam VT High Yield Fund - Class IB Shares    95.12    127.26   162.02  281.30          25.12   77.26   132.02   281.30
      Putnam VT New Opportunities Fund -
        Class IA Shares                              90.82    114.29   140.34  237.76          20.82   64.29   110.34   237.76
      Putnam VT Voyager Fund - Class IB Shares       93.28    121.72   152.78  262.86          23.28   71.72   122.78   262.86

* In this example, the $30 contract administrative charge is approximated as a 0.061% charge based on our average contract size. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds. This example assumes that applicable fund fee waivers and/or expense reimbursements will continue for the periods shown.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

-------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 7

CONDENSED FINANCIAL INFORMATION
(UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount.

YEAR ENDED DEC. 31,                                                                             2000     1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ISI(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - BOND FUND)
Accumulation unit value at beginning of period                                                 $0.97    $0.97    $0.97   $1.00
Accumulation unit value at end of period                                                       $1.01    $0.97    $0.97   $0.97
Number of accumulation units outstanding at end of period (000 omitted)                        1,016      898      566      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ICR(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - CAPITAL RESOURCE FUND)
Accumulation unit value at beginning of period                                                 $1.51    $1.24    $1.01   $1.00
Accumulation unit value at end of period                                                       $1.23    $1.51    $1.24   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                          970      861      753      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IMS(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - CASH MANAGEMENT FUND)
Accumulation unit value at beginning of period                                                 $1.01    $1.01    $1.00   $1.00
Accumulation unit value at end of period                                                       $1.05    $1.01    $1.01   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                           59       --       13      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
Simple yield(2)                                                                                 4.50%    4.53%    3.29%     --
Compound yield(2)                                                                               4.60%    4.63%    3.34%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IIE(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - INTERNATIONAL FUND)
Accumulation unit value at beginning of period                                                 $1.60    $1.11    $0.97   $1.00
Accumulation unit value at end of period                                                       $1.18    $1.60    $1.11   $0.97
Number of accumulation units outstanding at end of period (000 omitted)                          192      143       56      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IMG(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - MANAGED FUND)
Accumulation unit value at beginning of period                                                 $1.22    $1.07    $0.97   $1.00
Accumulation unit value at end of period                                                       $1.17    $1.22    $1.07   $0.97
Number of accumulation units outstanding at end of period (000 omitted)                        2,219    1,962    1,650      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IGD(3) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - NEW DIMENSIONS FUND
 -REGISTERED TRADEMARK-)
Accumulation unit value at beginning of period                                                 $1.50    $1.15    $1.00      --
Accumulation unit value at end of period                                                       $1.34    $1.50    $1.15      --
Number of accumulation units outstanding at end of period (000 omitted)                          119       88        4      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IAG(1) (INVESTING IN SHARES OF AXP-REGISTERED TRADEMARK- VARIABLE PORTFOLIO - STRATEGY AGGRESSIVE FUND)
Accumulation unit value at beginning of period                                                 $1.57    $0.93    $0.92   $1.00
Accumulation unit value at end of period                                                       $1.26    $1.57    $0.93   $0.92
Number of accumulation units outstanding at end of period (000 omitted)                          438      427      269      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IGN(3) (INVESTING IN SHARES OF AIM V.I. GROWTH AND INCOME FUND)
Accumulation unit value at beginning of period                                                 $1.52    $1.15    $1.00      --
Accumulation unit value at end of period                                                       $1.28    $1.52    $1.15      --
Number of accumulation units outstanding at end of period (000 omitted)                          724      381        6      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IIN(3) (INVESTING IN SHARES OF AIM V.I. INTERNATIONAL EQUITY FUND)
Accumulation unit value at beginning of period                                                 $1.59    $1.04    $1.00      --
Accumulation unit value at end of period                                                       $1.15    $1.59    $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                          266      230        4      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IVA(3) (INVESTING IN SHARES OF AIM V.I. VALUE FUND)
Accumulation unit value at beginning of period                                                 $1.48    $1.16    $1.00      --
Accumulation unit value at end of period                                                       $1.25    $1.48    $1.16      --
Number of accumulation units outstanding at end of period (000 omitted)                          761      482        8      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
8  ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO-SM-

YEAR ENDED DEC. 31,                                                                             2000     1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IIG(3) (INVESTING IN SHARES OF AMERICAN CENTURY VP INCOME AND GROWTH)
Accumulation unit value at beginning of period                                                 $1.28    $1.10    $1.00      --
Accumulation unit value at end of period                                                       $1.13    $1.28    $1.10      --
Number of accumulation units outstanding at end of period (000 omitted)                          278      180        8      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IVL(3) (INVESTING IN SHARES OF AMERICAN CENTURY VP VALUE)
Accumulation unit value at beginning of period                                                 $0.97    $1.00    $1.00      --
Accumulation unit value at end of period                                                       $1.13    $0.97    $1.00      --
Number of accumulation units outstanding at end of period (000 omitted)                          199      116        3      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ISB(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period                                                 $1.44    $1.15    $1.00      --
Accumulation unit value at end of period                                                       $1.39    $1.44    $1.15      --
Number of accumulation units outstanding at end of period (000 omitted)                        3,145    1,783       37      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IWG(3) (INVESTING IN SHARES OF JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO: INSTITUTIONAL SHARES)
Accumulation unit value at beginning of period                                                 $1.82    $1.12    $1.00      --
Accumulation unit value at end of period                                                       $1.51    $1.82    $1.12      --
Number of accumulation units outstanding at end of period (000 omitted)                          648      280       11      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IEQ(3) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST EQUITY PORTFOLIO)
Accumulation unit value at beginning of period                                                 $1.04    $1.03    $1.00      --
Accumulation unit value at end of period                                                       $1.13    $1.04    $1.03      --
Number of accumulation units outstanding at end of period (000 omitted)                          164      101        3      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IMD(4) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST MANAGED PORTFOLIO)
Accumulation unit value at beginning of period                                                 $1.13    $1.09    $1.03   $1.00
Accumulation unit value at end of period                                                       $1.22    $1.13    $1.09   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        1,378    1,293    1,274      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT ISC(3) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST SMALL CAP PORTFOLIO)
Accumulation unit value at beginning of period                                                 $0.99    $1.02    $1.00      --
Accumulation unit value at end of period                                                       $1.41    $0.99    $1.02      --
Number of accumulation units outstanding at end of period (000 omitted)                          187      125        8      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IUS(1) (INVESTING IN SHARES OF OCC ACCUMULATION TRUST U.S. GOVERNMENT INCOME PORTFOLIO)
Accumulation unit value at beginning of period                                                 $1.05    $1.08    $1.01   $1.00
Accumulation unit value at end of period                                                       $1.14    $1.05    $1.08   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                          986    1,070    1,042      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IGR(3) (INVESTING IN SHARES OF OPPENHEIMER CAPITAL APPRECIATION FUND/VA)
Accumulation unit value at beginning of period                                                 $1.59    $1.14    $1.00      --
Accumulation unit value at end of period                                                       $1.56    $1.59    $1.14      --
Number of accumulation units outstanding at end of period (000 omitted)                          507      329       12      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IHI(3) (INVESTING IN SHARES OF OPPENHEIMER HIGH INCOME FUND/VA)
Accumulation unit value at beginning of period                                                 $1.07    $1.04    $1.00      --
Accumulation unit value at end of period                                                       $1.02    $1.07    $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                          344      253        6      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IDI(4) (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period                                                 $0.99    $0.99    $1.01   $1.00
Accumulation unit value at end of period                                                       $0.98    $0.99    $0.99   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                          546      605      662      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                                    PROSPECTUS -- MAY 1, 2001 9

YEAR ENDED DEC. 31,                                                                             2000     1999     1998    1997
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IPD(3) (INVESTING IN SHARES OF PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                 $1.03    $1.02    $1.00      --
Accumulation unit value at end of period                                                       $1.01    $1.03    $1.02      --
Number of accumulation units outstanding at end of period (000 omitted)                          553      428       14      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IGI(4) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND -CLASS IA SHARES)
Accumulation unit value at beginning of period                                                 $1.21    $1.21    $1.07   $1.00
Accumulation unit value at end of period                                                       $1.30    $1.21    $1.21   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                        1,528    1,585    1,538      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IPG(3) (INVESTING IN SHARES OF PUTNAM VT GROWTH AND INCOME FUND -CLASS IB SHARES)
Accumulation unit value at beginning of period                                                 $1.06    $1.06    $1.00      --
Accumulation unit value at end of period                                                       $1.13    $1.06    $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                        1,720      866       17      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IHY(4) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period                                                 $0.99    $0.94    $1.02   $1.00
Accumulation unit value at end of period                                                       $0.89    $0.99    $0.94   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          770      859    1,150      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IPH(3) (INVESTING IN SHARES OF PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                 $1.08    $1.04    $1.00      --
Accumulation unit value at end of period                                                       $0.98    $1.08    $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                          305      235       14      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT INO(4) (INVESTING IN SHARES OF PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES)
Accumulation unit value at beginning of period                                                 $2.16    $1.29    $1.05   $1.00
Accumulation unit value at end of period                                                       $1.57    $2.16    $1.29   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          516      471      411      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT IPV(3) (INVESTING IN SHARES OF PUTNAM VT VOYAGER FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                                 $1.82    $1.17    $1.00      --
Accumulation unit value at end of period                                                       $1.50    $1.82    $1.17      --
Number of accumulation units outstanding at end of period (000 omitted)                        1,073      538       14      --
Ratio of operating expense to average net assets                                                1.40%    1.40%    1.40%     --
------------------------------------------------------------------------------------------------------------------------------

(1) Operations commenced on Oct. 24, 1997. These subaccounts had no activity in 1997.

(2) Net of annual contract administrative charge and mortality and expense risk fee.

(3)  Operations commenced on Nov. 4, 1998.

(4) Operations commenced on Oct. 27, 1997. These subaccounts had no activity in 1997.

-------------------------------------------------------------------------------
10  ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO-SM-

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

PERFORMANCE INFORMATION

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as withdrawal charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-    contract administrative charge,

-    variable account administrative charge,

-    mortality and expense risk fee, and

- withdrawal charge (assuming a full withdrawal at the end of the illustrated period).

We also show optional total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal). We may show total return quotations by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and ten years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return generally will be higher than average annual total return.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage.

You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact us at the address or telephone number on the first page of this prospectus.

-------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001 11

THE VARIABLE ACCOUNT AND THE FUNDS

You may allocate payments to any or all of the subaccounts of the variable account that invest in shares of the following funds:

----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
                                   AVAILABLE UNDER      AVAILABLE UNDER
                                   ACL PERSONAL         ACL PERSONAL        INVESTMENT OBJECTIVES      INVESTMENT ADVISOR OR
SUBACCOUNT        INVESTING IN     PORTFOLIO PLUS(2)    PORTFOLIO-SM-       AND POLICIES               MANAGER
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
ISI               AXP-Registered   Yes                  Yes                 Objective: high level of   IDS Life Insurance
                  Trademark-                                                current income while       Company (IDS Life),
                  Variable                                                  conserving the value of    investment manager;
                  Portfolio -                                               the investment and         American Express
                  Bond Fund                                                 continuing a high level    Financial Corporation
                                                                            of income for the          (AEFC), investment
                                                                            longest time period.       advisor.
                                                                            Invests primarily in
                                                                            bonds and other debt
                                                                            obligations.
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
ICR               AXP-Registered   Yes                  Yes                 Objective: capital         IDS Life, investment
                  Trademark-                                                appreciation. Invests      manager; AEFC,
                  Variable                                                  primarily in U.S. common   investment advisor.
                  Portfolio -                                               stocks and other
                  Capital                                                   securities convertible
                  Resource Fund                                             into common stocks.
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
IMS               AXP-Registered   Yes                  Yes                 Objective: maximum         IDS Life, investment
                  Trademark-                                                current income             manager; AEFC,
                  Variable                                                  consistent with            investment advisor.
                  Portfolio -                                               liquidity and stability
                  Cash                                                      of principal. Invests
                  Management Fund                                           primarily in money
                                                                            market securities.
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
IIE               AXP-Registered   Yes                  Yes                 Objective: capital         IDS Life, investment
                  Trademark-                                                appreciation. Invests      manager; AEFC,
                  Variable                                                  primarily in common        investment advisor.
                  Portfolio -                                               stocks or convertible      American Express Asset
                  International                                             securities of foreign      Management
                  Fund                                                      issuers that offer         International, Inc., a
                                                                            growth potential.          wholly-owned
                                                                                                       subsidiary of AEFC, is
                                                                                                       the sub-investment
                                                                                                       advisor.
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
IMG               AXP-Registered   Yes                  Yes                 Objective: maximum total   IDS Life, investment
                  Trademark-                                                investment return          manager; AEFC,
                  Variable                                                  through a combination of   investment advisor.
                  Portfolio -                                               capital growth and
                  Managed Fund                                              current income. Invests
                                                                            primarily in a
                                                                            combination of common
                                                                            and preferred stocks,
                                                                            convertible securities,
                                                                            bonds and other debt
                                                                            securities.
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
IGD               AXP-Registered   Yes                  No                  Objective: long-term       IDS Life, investment
                  Trademark-                                                growth of capital.         manager; AEFC,
                  Variable                                                  Invests primarily in       investment advisor.
                  Portfolio -                                               common stocks of U.S.
                  New Dimensions                                            and foreign companies
                  Fund-Registered                                           showing potential for
                  Trademark-                                                significant growth.
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
IAG               AXP-Registered   Yes                  Yes                 Objective: capital         IDS Life, investment
                  Trademark-                                                appreciation. Invests      manager; AEFC,
                  Variable                                                  primarily in common        investment advisor.
                  Portfolio -                                               stocks of small- and
                  Strategy                                                  medium-sized companies.
                  Aggressive Fund
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------


-------------------------------------------------------------------------------
12  ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO-SM-

----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
                                   AVAILABLE UNDER      AVAILABLE UNDER
                                   ACL PERSONAL         ACL PERSONAL        INVESTMENT OBJECTIVES      INVESTMENT ADVISOR OR
SUBACCOUNT        INVESTING IN     PORTFOLIO PLUS(2)    PORTFOLIO-SM-       AND POLICIES               MANAGER
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
IGN               AIM V.I.         Yes                  No                  Objective: growth of       A I M Advisors, Inc.
                  Growth and                                                capital, with current
                  Income Fund                                               income as a secondary
                                                                            objective. Invests
                                                                            at least 65% of its
                                                                            net assets in
                                                                            established companies
                                                                            that have long-term
                                                                            above-average growth
                                                                            in earnings and
                                                                            dividends and growth
                                                                            companies that are
                                                                            believed to have the
                                                                            potential for
                                                                            above-average growth
                                                                            in earnings and
                                                                            dividends.
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
IIN               AIM V.I.         Yes                  Yes                 Objective: long-term       A I M Advisors, Inc.
                  International                                             growth of capital.
                  Equity Fund                                               Invests primarily in a
                                                                            diversified portfolio of
                                                                            international equity
                                                                            securities, whose
                                                                            issuers are considered
                                                                            to have strong earnings
                                                                            momentum.
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
IVA               AIM V.I. Value   Yes                  No                  Objective: long-term       A I M Advisors, Inc.
                  Fund                                                      growth of capital with
                                                                            income as a secondary
                                                                            objective. Invests
                                                                            primarily in equity
                                                                            securities judged to
                                                                            be undervalued relative
                                                                            to the investment
                                                                            advisor's appraisal
                                                                            of the current or
                                                                            projected earnings of
                                                                            the companies issuing
                                                                            the securities, or
                                                                            relative to current
                                                                            market values of assets
                                                                            owned by the companies
                                                                            issuing the securities,
                                                                            or relative to the
                                                                            equity market generally.
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
IIG               American         Yes                  No                  Objective: dividend        American Century
                  Century VP                                                growth, current income     Investment Management,
                  Income and                                                and capital                Inc.
                  Growth                                                    appreciation. Invests
                                                                            primarily in common
                                                                            stocks.
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
IVL               American         Yes                  No                  Objective: long-term       American Century
                  Century VP                                                capital growth, with       Investment Management,
                  Value                                                     income as a secondary      Inc.
                                                                            objective. Invests
                                                                            primarily in stocks of
                                                                            companies that
                                                                            management believes to
                                                                            be undervalued at the
                                                                            time of purchase.
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------


-------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001 13

----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
                                   AVAILABLE UNDER      AVAILABLE UNDER
                                   ACL PERSONAL         ACL PERSONAL        INVESTMENT OBJECTIVES      INVESTMENT ADVISOR OR
SUBACCOUNT        INVESTING IN     PORTFOLIO PLUS(2)    PORTFOLIO-SM-       AND POLICIES               MANAGER
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
ISB               Janus Aspen      Yes                  No                  Objective: long-term       Janus Capital
                  Series                                                    growth of capital,
                  Balanced                                                  balanced by current
                  Portfolio:                                                income. Normally invests
                  Institutional                                             40-60% of its assets in
                  Shares                                                    securities selected
                                                                            primarily for their
                                                                            growth potential and
                                                                            40-60% in securities
                                                                            selected primarily
                                                                            for their income
                                                                            potential.
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
IWG               Janus Aspen      Yes                  No                  Objective: long-term       Janus Capital
                  Series                                                    growth of capital in a
                  Worldwide                                                 manner consistent with
                  Growth                                                    the preservation of
                  Portfolio:                                                capital. Invests
                  Institutional                                             primarily in common
                  Shares                                                    stocks of foreign and
                                                                            domestic issuers.
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
IEQ               OCC              Yes                  No                  Objective: long-term       OpCap Advisors.
                  Accumulation                                              capital appreciation.
                  Trust Equity                                              Invests in a diversified
                  Portfolio                                                 portfolio of equity
                                                                            securities selected on
                                                                            the basis of a
                                                                            value-oriented approach
                                                                            to investing.
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
IMD               OCC              Yes                  Yes                 Objective: growth of       OpCap Advisors.
                  Accumulation                                              capital. Invests in
                  Trust Managed                                             common stocks, bonds,
                  Portfolio                                                 money market and cash
                                                                            equivalent securities,
                                                                            the percentage of which
                                                                            will vary based on
                                                                            management's assessment
                                                                            of relative investment
                                                                            values.
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
ISC               OCC              Yes                  No                  Objective: capital         OpCap Advisors.
                  Accumulation                                              appreciation. Invests in
                  Trust Small                                               a diversified portfolio
                  Cap Portfolio                                             of equity securities of
                                                                            companies with market
                                                                            capitalizations of up to
                                                                            $2 billion.
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
IUS               OCC              Yes                  Yes                 Objective: high level of   OpCap Advisors.
                  Accumulation                                              current income together
                  Trust U.S.                                                with protection of
                  Government                                                capital. Invests
                  Income                                                    exclusively in debt
                  Portfolio                                                 obligations, including
                                                                            mortgage-backed
                                                                            securities, issued or
                                                                            guaranteed by the United
                                                                            States government, its
                                                                            agencies or
                                                                            instrumentalities.
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------


-------------------------------------------------------------------------------
14  ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO-SM-

----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
                                   AVAILABLE UNDER      AVAILABLE UNDER
                                   ACL PERSONAL         ACL PERSONAL        INVESTMENT OBJECTIVES      INVESTMENT ADVISOR OR
SUBACCOUNT        INVESTING IN     PORTFOLIO PLUS(2)    PORTFOLIO-SM-       AND POLICIES               MANAGER
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
IGR               Oppenheimer      Yes                  No                  Objective: capital         OppenheimerFunds, Inc.
                  Capital                                                   appreciation. Invests in
                  Appreciation                                              securities of
                  Fund/VA                                                   well-known, established
                                                                            companies.
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
IHI               Oppenheimer      Yes                  No                  Objective: high level of   OppenheimerFunds, Inc.
                  High Income                                               current income from
                  Fund/VA                                                   investments in
                                                                            high-yield fixed-income
                                                                            securities.
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
IDI               Putnam VT        No                   Yes                 Objective: seeks as high   Putnam Investment
                  Diversified                                               a level of current         Management, LLC
                  Income Fund -                                             income as Putnam
                  Class IA Shares                                           Investment Management,
                                                                            LLC (Putnam Management)
                                                                            believes is consistent
                                                                            with preservation of
                                                                            capital by investing
                                                                            in three fixed-income
                                                                            sectors: 1) U.S.
                                                                            government and other
                                                                            investment-grade,
                                                                            2) high-yield (below
                                                                            investment-grade or
                                                                            "junk bonds"), and
                                                                            3) international. Putnam
                                                                            Management adjusts the
                                                                            weightings and may
                                                                            allocate from 15% - 65%
                                                                            of assets to each sector.
----------------- ---------------- -------------------- -------------------
IPD               Putnam VT        Yes                  No
                  Diversified
                  Income Fund -
                  Class IB Shares

----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
IGI               Putnam VT        No                   Yes                 Objective: capital         Putnam Investment
                  Growth and                                                growth and current         Management, LLC
                  Income Fund -                                             income. Invests mainly
                  Class IA Shares                                           in common stocks of U.S.
                                                                            companies with a focus
                                                                            on value stocks that
                                                                            offer the potential for
                                                                            capital growth, current
                                                                            income, or both.
----------------- ---------------- -------------------- -------------------
IPG               Putnam VT        Yes                  No
                  Growth and
                  Income Fund -
                  Class IB Shares

----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
IHY               Putnam VT High   No                   Yes                 Objective: seeks high      Putnam Investment
                  Yield Fund -                                              current income. Capital    Management, LLC
                  Class IA Shares                                           growth is a secondary
                                                                            goal when consistent with
                                                                            achieving high current
                                                                            income. Invests mainly
                                                                            in U.S. corporate bonds
                                                                            rated below investment-
                                                                            grade (junk bonds) and
                                                                            that have intermediate to
                                                                            long-term maturities
                                                                           (three years or longer).
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------

-------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001 15

----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
                                   AVAILABLE UNDER      AVAILABLE UNDER
                                   ACL PERSONAL         ACL PERSONAL        INVESTMENT OBJECTIVES      INVESTMENT ADVISOR OR
SUBACCOUNT        INVESTING IN     PORTFOLIO PLUS(2)    PORTFOLIO-SM-       AND POLICIES               MANAGER
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
IPH               Putnam VT High   Yes                  No
                  Yield Fund -
                  Class IB Shares
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
INO               Putnam VT New    No                   Yes                 Objective: long-term       Putnam Investment
                  Opportunities                                             capital appreciation.      Management, LLC
                  Fund - Class                                              Invests mainly in common
                  IA Shares                                                 stocks of U.S. companies
                                                                            within sectors that
                                                                            Putnam Management
                                                                            believes to have high
                                                                            growth potential.
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------
IPV               Putnam VT        Yes                  No                  Objective: capital         Putnam Investment
                  Voyager Fund -                                            appreciation. Invests      Management, LLC
                  Class IB Shares                                           mainly in common stocks
                                                                            of U.S. companies with a
                                                                            focus on growth stocks.
----------------- ---------------- -------------------- ------------------- -------------------------- ------------------------

A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.



The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are also available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

The Internal Revenue Service (IRS) issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

The variable account was established under New York law on Oct. 12, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Centurion Life.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

-------------------------------------------------------------------------------
16  ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO-SM-

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FIXED ACCOUNT


You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit and compound interest daily so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing company annuities, product design, competition, and the company's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can buy a nonqualified annuity or become an annuitant if you are 85 or younger (age 75 or younger for qualified annuities).

When you apply, you may select:

-    the fixed account and/or subaccounts in which you want to invest;

-    how you want to make purchase payments;

-    the date you want to start receiving annuity payouts (the retirement date);
     and

-    a beneficiary.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit the additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office. You may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

THE RETIREMENT DATE

Annuity payouts are to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:


-    no earlier than the 30th day after the contract's effective date; and


-    no later than the annuitant's 90th birthday.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the retirement date generally must be:

-    on or after the annuitant reaches age 59 1/2; and

- by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2.

If you take the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this contract, annuity payouts can start as late as the annuitant's 90th birthday.

-------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001 17

BENEFICIARY

If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS

   Initial purchase payment:          $2,000 (We reserve the right to decrease
                                      the minimum payment.)

   Additional purchase payments:      $50

MAXIMUM ALLOWABLE PURCHASE PAYMENTS:  $1,000,000 of cumulative payments (We reserve the right to increase the maximum payment.)

HOW TO MAKE PURCHASE PAYMENTS

BY LETTER:

Send your check along with your name and contract number to:

Regular mail:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
P.O. BOX 5555
ALBANY, NY 12205-0555

Express mail:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary.

If you take a full withdrawal from your contract, we will deduct this charge at the time of withdrawal regardless of the contract value. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE

We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge or variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

-------------------------------------------------------------------------------
18  ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO-SM-

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

WITHDRAWAL CHARGE

If you withdraw part or all of your contract, you may be subject to a withdrawal charge. We calculate the withdrawal charge by drawing from your total contract value in the following order:

- First, in each contract year, we withdraw amounts totaling up to 10% of your prior anniversary contract value. (We consider your initial purchase payment to be the prior anniversary contract value during the first contract year.) We do not assess a withdrawal charge on this amount.

- Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described above. Contract earnings equal contract value less purchase payments received and not previously withdrawn. We do not assess a withdrawal charge on contract earnings.

     NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

- Next, we withdraw purchase payments received eight or more years before the withdrawal and not previously withdrawn. We do not assess a withdrawal charge on these purchase payments.

- Finally, if necessary, we withdraw purchase payments received in the seven years before the withdrawal on a "first-in, first-out" (FIFO) basis. There is a withdrawal charge on these payments. We determine your withdrawal charges by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of contract years since you made the payments withdrawn.

           YEARS FROM PURCHASE                        WITHDRAWAL CHARGE
             PAYMENT RECEIPT                             PERCENTAGE
                    1                                       7%
                    2                                       6
                    3                                       5
                    4                                       4
                    5                                       3
                    6                                       2
                    7                                       1
                    Thereafter                              0


For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. The withdrawal charge percentage is applied to this total amount. We pay you the amount you requested.

EXAMPLE: Assume you requested a withdrawal of $1,000 and there is a withdrawal charge of 7%. The total amount we actually deduct from your contract is $1,075.26. We determine this amount as follows:

          AMOUNT REQUESTED                  $1,000
      --------------------------    OR    -----------  = $1,075.26
      (1.00 - WITHDRAWAL CHARGE)             .93

By applying the 7% withdrawal charge to $1,075.26, the withdrawal charge is $75.26. We pay you the $1,000 you requested. If you make a full withdrawal of your contract, we also will deduct the applicable contract administrative charge.


WITHDRAWAL CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:


- The contract date is July 1, 2001 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and


-    We received these payments:


     --   $10,000 July 1, 2001;

     --   $8,000 Dec. 31, 2006;

     --   $6,000 Feb. 20, 2009; and

- The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2011 and had not made any other withdrawals during that contract year; and

-    The prior anniversary July 1, 2011 contract value was $38,488.


-------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001 19

WITHDRAWAL CHARGE   EXPLANATION

      $  0          $3,848.80 is 10% of the prior anniversary contract value
                    withdrawn without withdrawal charge; and

         0 $10,252.20 is contract earnings in excess of the 10% free withdrawal amount withdrawn without withdrawal charge; and


         0 $10,000 July 1, 2001 payment was received eight or more contract years before withdrawal and is withdrawn without withdrawal charge; and

       240 $8,000 Dec. 31, 2006 payment is in its fifth contract year from receipt, withdrawn with a 3% withdrawal charge; and

       240          $6,000 Feb. 20, 2009 payment is in its fourth contract year
      ----          from receipt, withdrawn with a 4% withdrawal charge.
      $480


WAIVER OF WITHDRAWAL CHARGE

We do not assess withdrawal charges for:

- withdrawals of amounts totaling up to 10% of your prior contract anniversary contract value;

- withdrawals of any contract earnings in excess of the annual 10% free withdrawal amount;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-    contracts settled using an annuity payout plan; and

-    death benefits.

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT

We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and transfer amounts allocated to the fixed account;

-    plus interest credited;

- minus the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out; and

-    minus any prorated contract administrative charge.

SUBACCOUNTS

We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a subaccount or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-    dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

-------------------------------------------------------------------------------
20  ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO-SM-

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

-    additional purchase payments you allocated to the subaccounts;

-    transfers into or out of the subaccounts;

-    partial withdrawals;

-    withdrawal charges; and/or

-    prorated portions of contract administrative charge.

Accumulation unit values will fluctuate due to:

-    changes in funds' net asset value;

-    dividends distributed to the subaccounts;

-    capital gains or losses of funds;

-    fund operating expenses;

-    mortality and expense risk fees; and/or

-    variable account administrative charges.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

By investing an equal number                                                                                       NUMBER
of dollars each month...                                          AMOUNT               ACCUMULATION               OF UNITS
                                           MONTH                 INVESTED               UNIT VALUE                PURCHASED
                                            Jan                    $100                    $20                       5.00
you automatically buy                       Feb                     100                     18                       5.56
more units when the                         Mar                     100                     17                       5.88
per unit market price is low... -->         Apr                     100                     15                       6.67
                                            May                     100                     16                       6.25
                                            Jun                     100                     18                       5.56
and fewer units                             Jul                     100                     17                       5.88
when the per unit                           Aug                     100                     19                       5.26
market price is high.  -->                  Sept                    100                     21                       4.76
                                            Oct                     100                     20                       5.00


You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative. Some restrictions may apply.

-------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001 21

TRANSFERRING BETWEEN ACCOUNTS

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.


We may suspend or modify transfer privileges at any time as follows:

-    limit the number of transfers to 12 per contract year,

-    require up to ten valuation dates between each transfer,

-    limit the maximum transfer amount on any valuation date to $2,000,000, or

- upon 30 days written notice, only accept transfer instructions from you and not from your representative, agent or any person acting under a power of attorney from you.

We may make these transfer privilege modifications on a uniform basis for all contract holders in a class if we determine, in our sole discretion, that the exercise of transfer rights by any one or more contract owner is, or would be, to the disadvantage of other contract owners.

For information on transfers after annuity payouts begin, see "Transfer Policies" below.

TRANSFER POLICIES

- You may transfer contract values between the subaccounts or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for three months following that transfer.

- You may transfer contract values from the fixed account to the subaccounts on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the fixed account to the variable subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts.

HOW TO REQUEST A TRANSFER OR WITHDRAWAL

1 BY LETTER:

Send your name, contract number, Social Security Number or Taxpayer Identification Number and signed request for a transfer or withdrawal to:

Regular mail:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

AMERICAN CENTURION LIFE ASSURANCE COMPANY
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT

Transfers or withdrawals:  $500 or entire account balance

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value or entire account balance

-------------------------------------------------------------------------------
22  ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO-SM-

2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL WITHDRAWALS:

Your sales representative can help you set up automated transfers among your subaccounts or fixed account or partial withdrawals from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers may not exceed an amount that, if continued, would deplete the fixed account or subaccounts from which you are transferring within 12 months.

- Automated transfers and automated partial withdrawals are subject to all of the contract provisions and terms, including transfer of contract values between accounts.

- Automated withdrawals may be restricted by applicable law under some contracts.

- Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

MINIMUM AMOUNT

Transfers or withdrawals:  $100 monthly

                           $250 quarterly, semiannually or annually

MAXIMUM AMOUNT

Transfers or withdrawals:  Contract value (except for automated transfers from the fixed account)

3 BY PHONE:


Call between 8 a.m. and 4:30 p.m. Eastern time:


(800) 504-0469

MINIMUM AMOUNT

Transfers:                 $500 or entire account balance


MAXIMUM AMOUNT

Transfers:                 Contract value or entire account balance


We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.


We will honor any telephone transfer requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers are automatically available. You may request that telephone transfers not be authorized from your account by writing to us.


WITHDRAWALS


You may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request. We will process your withdrawal request on the valuation date we receive it. For total withdrawals, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay withdrawal charges (see "Charges -- Withdrawal Charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin.


WITHDRAWAL POLICIES

If you have a balance in more than one account and you request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

By regular or express mail:

-    payable to you.

-    mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

-------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001 23

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

     -- the withdrawal amount includes a purchase payment check that has not cleared;

     --   the NYSE is closed, except for normal holiday and weekend closings;

     --   trading on the NYSE is restricted, according to SEC rules;

     -- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

     -- the SEC permits us to delay payment for the protection of security holders.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH

YOUR ACL PERSONAL PORTFOLIO PLUS(2) CONTRACT INCLUDES THE DEATH BENEFIT DESCRIBED BELOW.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If either you or the annuitant are age 81 or older on the date of death, we will pay the beneficiary the contract value. If both you and the annuitant are age 80 or younger on the date of death, we will pay the beneficiary the greatest of:

-    contract value;

-    total purchase payments minus "death benefit adjustment"; or

- the highest contract value on any prior contract anniversary, plus purchase payments and minus any "death benefit adjustment" since the contract anniversary.

If a contract has more than one person as owner, we will pay benefits upon the first to die of any owner or the annuitant.

We calculate the "death benefit adjustment" for each partial withdrawal by multiplying (a) x (b) where:

     (a) = the ratio of the partial withdrawal to the contract value on the date of (but prior to) the partial withdrawal; and

     (b) = the death benefit on the date of (but prior to) the partial withdrawal.

The result is subtracted from the death benefit that would have been paid had there not been a partial withdrawal.

EXAMPLE:


-    You purchase a contract for $20,000 on Jan. 1, 2001.

- On Jan. 1, 2002 (the first contract anniversary) the contract value reaches $24,000.

- On March 1, 2002 the contract value falls to $22,000. You then take a $1,500 partial withdrawal, leaving a contract value of $20,500.

We calculate the death benefit on March 1, 2002 as follows:


   The highest contract value on any prior contract anniversary:           $24,000.00
   plus purchase payments since that anniversary:                                0.00
   minus any "death benefit adjustment" taken since that anniversary:
   ($1,500 x $24,000) / $22,000                                              1,636.36
                                                                           ----------
   resulting in a benefit of:                                              $22,363.64

YOUR ACL PERSONAL PORTFOLIO-SM- CONTRACT INCLUDES THE DEATH BENEFIT DESCRIBED BELOW.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

For contracts where both you and the annuitant were 75 or younger on the date we issued the contract and you made withdrawals subject to withdrawal charges, we will pay the beneficiary the contract value.

For annuities where either you or the annuitant were 76 or older on the date we issue the contract, we will pay the beneficiary the contract value.

-------------------------------------------------------------------------------
24  ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO-SM-

If both you and the annuitant were age 75 or younger on the date the contract was issued and if all withdrawals from this contract have been without withdrawal charges, we will pay the beneficiary the greatest of:

-    contract value;

-    total purchase payments minus amounts withdrawn; or

- on or after the fifth contract anniversary, the death benefit as of the most recent fifth contract anniversary adjusted by:

     -- adding any purchase payments made since that most recent fifth contract anniversary, and

     -- subtracting any amounts withdrawn since that most recent fifth contract anniversary.

EXAMPLE:


-    You purchase contract for $20,000 on Jan. 1, 2001.

-    On Jan. 1, 2006 the contract value reaches $33,000.

- On Jan. 1, 2006 you take a $1,500 partial withdrawal, leaving a contract value of $31,500.

-    On July 15, 2006 you make an additional payment of $1,000.

-    On March 1, 2007 the contract value falls to $31,000.

We calculate the death benefit on March 1, 2007 as follows:


   The closest fifth anniversary contract value:                           $33,000.00
   plus purchase payments since that anniversary                             1,000.00
   minus partial withdrawals taken since that anniversary:                   1,500.00
                                                                           ----------
   resulting in a death benefit of:                                        $32,500.00

IF YOU DIE BEFORE YOUR RETIREMENT DATE: When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES: If your spouse is sole beneficiary and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

- payouts begin no later than one year after your death, or other date as permitted by the Code; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES: The IRS has issued proposed regulations which will affect distributions from your qualified annuity. These are proposed regulations may take effect Jan. 1, 2002. The information below is an explanation based on existing law. Contact your tax advisor if you have any questions as to the impact of the new proposed rules on your situation.

If your spouse is the sole beneficiary, your spouse may keep the contract as owner until the date on which the annuitant would have reached age 70 1/2, or any other date permitted by the Code. To do this, your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after we receive proof of death; and

-    payouts begin no later than one year after your death; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

-------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001 25

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date. You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

-    the annuity payout plan you select;

-    the annuitant's age and, in most cases, sex;

-    the annuity table in the contract; and

-    the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the underlying funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month).

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer Policies."


ANNUITY TABLES

The annuity tables in your contract show the amount of the monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates).

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

Table A shows the amount of the first monthly variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values are rising and decrease more rapidly when they decline.


ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

-    PLAN E: PAYOUTS FOR A SPECIFIED PERIOD (AVAILABLE AS A FIXED PAYOUT ONLY):
     We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

-------------------------------------------------------------------------------
26  ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO-SM-

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If you purchased a qualified annuity, you have the responsibility for electing a payout plan that complies with your contract and with applicable law. The payout plan options will meet certain IRS regulations governing required minimum distributions if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than the life of the annuitant or over the life of the annuitant and designated beneficiary; or

- in equal or substantially equal payments over a period not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary; or

- over a period certain not longer than the life expectancy of the annuitant or over the life expectancy of the annuitant and designated beneficiary.


IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.


DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


TAXES

Generally, under current law, your contract has a tax deferral feature. This means any increase in the value of the fixed account and/or subaccounts in which you invest is taxable to you only when you receive a payout or withdrawal (see detailed discussion below). Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.


QUALIFIED ANNUITIES: When your contract is used to fund a retirement plan that is already tax deferred under the Code, the contract will not provide any necessary or additional tax deferral for that retirement plan.


Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement, or consult a tax advisor for more information about these distribution rules.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a tax-deferred retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

WITHDRAWALS: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you make withdrawals from your contract before your plan specifies that you can receive payouts.


DEATH BENEFITS TO BENEFICIARIES UNDER NONQUALIFIED ANNUITIES: The death benefit under a contract is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


DEATH BENEFITS TO BENEFICIARIES UNDER QUALIFIED ANNUITIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he or she receives the payments. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

-------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001 27

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:


-    because of your death;

-    because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

- if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).


For a qualified annuity, other exceptions may apply if you make withdrawals from your contract prior to age 59 1/2.


WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

TAX QUALIFICATION

We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-    the reserve held in each subaccount for your contract; divided by

-    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

-------------------------------------------------------------------------------
28  ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO-SM-

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-    laws or regulations change,

-    the existing funds become unavailable, or

-    in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus.

We may also:

-    change the funds in which the subaccounts invest, and

-    make additional subaccounts investing in additional funds.

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER


American Express Financial Advisors Inc. (AEFA) serves as the principal underwriter for the contracts. Its offices are located at 70100 AXP Financial Center, Minneapolis, MN 55474. AEFA is a wholly-owned subsidiary of American Express Financial Corporation (AEFC) which is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City.


The contracts are distributed either directly or through third party marketers by insurance agencies and broker-dealers who may also be associated with financial institutions such as banks.

ISSUER

American Centurion Life issues the contracts. American Centurion Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC.

American Centurion Life is a stock life insurance company organized in 1969 under the laws of the State of New York. Our offices are located at 20 Madison Avenue Extension, P.O. Box 5555, Albany, NY 12205-0555. American Centurion Life conducts a conventional life insurance business in New York.

American Centurion Life pays commissions for the sales of contracts to the insurance agencies who have entered into distribution agreements with American Centurion Life and AEFA. These commissions will not be more than 7.5% of purchase payments it receives on the contracts. From time to time, we will pay or permit other promotional incentives, in cash or credit or other compensation.

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which American Centurion Life and its affiliates do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life is a defendant in three class action lawsuits of this nature. American Centurion Life is a named defendant in one of the suits, RICHARD W. AND ELIZABETH J. THORESEN V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK, which was commenced in Minnesota state court on October 13, 1998. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount, including restitution of allegedly lost investment earnings and restoration of contract values.

In January 2000, AEFC reached an agreement in principle to settle the three class-action lawsuits described above. It is expected the settlement will provide $215 million of benefits to more than two million participants and for release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August, 2000 an action entitled LESA BENACQUISTO, DANIEL BENACQUISTO, RICHARD THORESEN, ELIZABETH THORESEN, ARNOLD MORK, ISABELLA MORK, RONALD MELCHERT AND SUSAN MELCHERT V. AMERICAN EXPRESS FINANCIAL CORPORATION, AMERICAN EXPRESS FINANCIAL ADVISORS, AMERICAN CENTURION LIFE ASSURANCE COMPANY, AMERICAN ENTERPRISE LIFE INSURANCE COMPANY, AMERICAN PARTNERS LIFE INSURANCE COMPANY, IDS LIFE INSURANCE COMPANY AND IDS LIFE INSURANCE COMPANY OF NEW YORK was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.

In September, 2000 the plaintiffs filed a consolidated complaint in State Court alleging the same claims as the previous actions.

-------------------------------------------------------------------------------
                                                   PROSPECTUS -- MAY 1, 2001 29

On October 2, 2000 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota entered an order conditionally certifying a class for settlement purposes, preliminarily approving the class settlement, directing the issuance of a class notice to the class and scheduling a hearing to determine the fairness of settlement for March, 2001.

On March 6, 2001 the District Court, Fourth Judicial District for the State of Minnesota, County of Hennepin and the United States District Court for the District of Minnesota heard oral arguments on plaintiffs' motions for final approval of the class action settlement. Six motions to intervene were filed together with objections to the proposed settlement. We are awaiting a final order from the court.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Performance Information ............................3
Calculating Annuity Payouts ........................7
Rating Agencies ....................................9
Principal Underwriter ..............................9
Independent Auditors ...............................9
Financial Statements

-------------------------------------------------------------------------------
30  ACL PERSONAL PORTFOLIO PLUS(2)/ACL PERSONAL PORTFOLIO-SM-

AMERICAN CENTURION                             [AMERICAN EXPRESS LOGO]
LIFE ASSURANCE COMPANY                         [AMERICAN CENTURION LIFE LOGO]
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555
(800) 504-0469



                                                                 45066 G (5/01)

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                          ACL PERSONAL PORTFOLIO PLUS2

                                       and

                             ACL PERSONAL PORTFOLIO

                         ACL VARIABLE ANNUITY ACCOUNT 2


                                   May 1, 2001


ACL Variable Annuity Account 2 is a separate account established and maintained by American Centurion Life Assurance Company (American Centurion Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your agent, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


American Centurion Life Assurance Company
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555
800-504-0469

                                TABLE OF CONTENTS

Performance Information..............................................p.3

Calculating Annuity Payouts..........................................p.7

Rating Agencies......................................................p.9

Principal Underwriter................................................p.9

Independent Auditors.................................................p.9

Financial Statements

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and ten years (or, if less, up to the life of the subaccounts), calculated according to the following formula:


                                  P(1+T)to the power of n = ERV


where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time, which it did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average Annual Total Return With Withdrawal For Periods Ending Dec. 31, 2000

                                                               Performance since
                                                              commencement of the                  Performance since
                                                                   subaccount                  commencement of the funda

-----------    ------------------------------                 -------       Since       ---------  --------- ---------   Since
Subaccount     Investing in:                                  1 Year      commencement   1 Year    5 Years   10 Years  commencement
-----------    ------------------------------                 -------     ------------  ---------  --------- --------- ------------

                   AXP(R) VARIABLE PORTFOLIO -
ISI                Bond Fund (10/97;10/81)b                    -2.68%       0.17%        -2.68%     2.82%     6.74%       8.82%
ICR                Capital Resource Fund (10/97;10/81)        -23.66        5.30        -23.66      9.14     11.54       12.92
IMS                Cash Management Fund (10/97;10/81)          -2.30        1.44         -2.30      3.11      3.12        4.91
IIE                International Fund (10/97;1/92)            -30.51        4.07        -30.51      5.30       --         6.72
IMG                Managed Fund (10/97;4/86)                   -9.76        6.05         -9.76     10.65     11.28       10.16
IGD                New Dimensions Fund(R)(11/98;5/96)          -15.97      12.58        -15.97       --        --        15.65
IAG                Strategy Aggressive Fund (10/97;1/92)      -25.10        8.04        -25.10     11.19       --        10.69
                 AIM V.I.
IGN                Growth and Income Fund (11/98;5/94)        -20.99       10.01        -20.99     15.15       --        15.89
IIN                International Equity Fund (11/98;5/93)     -31.86        4.47        -31.86      9.07       --        10.00
IVA                Value Fund (11/98;5/93)                    -21.08        8.63        -21.08     13.86       --        15.63
                 AMERICAN CENTURY VP
IIG                Income and Growth (11/98;10/97)            -17.38        3.43        -17.38       --        --         9.53
IVL                Value (11/98;5/96)                           9.45        3.64          9.45       --        --        10.50
                 JANUS ASPEN SERIES
ISB                Balanced Portfolio: Institutional           -9.73       14.41         -9.73     16.71       --        15.50
                   Shares (11/98;9/93)
IWG                Worldwide Growth Portfolio:                -22.02       19.21        -22.02     20.99       --        20.51
                   Institutional Shares (11/98;9/93)
                 OCC ACCUMULATION TRUST
IEQ                Equity Portfolio (11/98;8/88)                1.45        3.37          1.45     12.50     15.15       13.53
IMD                Managed Portfolio (10/97;8/88)               1.29        6.02          1.29     11.11     16.43       15.35
ISC                Small Cap Portfolio (11/98;8/88)            35.12       15.07         35.12     11.30     14.77       12.17
IUS                U.S. Government Income Portfolio             1.88        3.03          1.88      3.21       --         4.74
                   (10/97;1/95)
                 OPPENHEIMERFUNDS, INC.
IGR                Capital Appreciation Fund/VA                -7.85       21.09         -7.85     20.65     17.74       14.70
                   (11/98;4/85)
IHI                High Income Fund/VA (11/98;4/86)           -11.07       -1.34        -11.07      3.39     10.11        8.93
                 PUTNAM VARIABLE TRUST
IDI                Putnam VT Diversified Income Fund -         -7.58       -2.40         -7.58      1.19       --         2.88
                   Class IA Shares (10/97;9/93)
IPD                Putnam VT Diversified Income Fund -         -7.80       -1.64         -7.80      1.04       --         2.73
                   Class IB Shares (11/98;9/93)c
IGI                Putnam VT Growth and Income Fund -          -0.22        5.71         -0.22     11.88     12.99       12.95
                   Class IA Shares (10/97;2/88)
IPG                Putnam VT Growth and Income Fund -          -0.38        3.48         -0.38     11.73     12.85       12.80
                   Class IB Shares (11/98;2/88) c
IHY                Putnam VT High Yield Fund - Class IA       -15.41       -5.31        -15.41      1.26      9.40        6.35
                   Shares (10/97;2/88)
IPH                Putnam VT High Yield Fund - Class IB       -15.45       -3.30        -15.45      1.17      9.28        6.23
                   Shares (11/98;2/88) c
INO                Putnam New Opportunities Fund - Class      -31.59       12.61        -31.59     14.11       --        17.88
                   IA Shares (10/97;5/94)
IPV                Putnam VT Voyager Fund - Class IB          -22.81       18.50        -22.81     16.44     18.48       16.18
                   Shares (11/98;2/88) c

a    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative charge, a 1.25% mortality and expense fee, a 0.15%
     variable account administrative charge and applicable withdrawal charges.
b    (Commencement date of the subaccount; Commencement date of the fund)
c    Performance  information  for Class IB shares for periods prior to April 6,
     1998 for Putnam VT Growth and Income  Fund and for  periods  prior to April
     30,  1998 for Putnam VT High Yield  Fund,  Putnam VT  International  Growth
     Fund, Putnam VT International  New  Opportunities  Fund and Putnam VT Vista
     Fund are based on the performance of the fund's Class IA shares adjusted to reflect  the fees paid by Class IB  shares,  including  a Rule 12b-1 fee of
     0.15%.  Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.


Average Annual Total Return Without Withdrawal For Periods Ending Dec. 31, 2000

                                                               Performance since
                                                              commencement of the                  Performance since
                                                                   subaccount                  Commencement of the funda

-----------    ------------------------------                 -------       Since       ---------  --------- ---------   Since
Subaccount     Investing in:                                  1 Year      commencement   1 Year    5 Years   10 Years  commencement
-----------    ------------------------------                 -------     ------------  ---------  --------- --------- ------------
                  AXP(R) VARIABLE PORTFOLIO -
ISI                Bond Fund (10/97;10/81)b                     3.89%       1.33%         3.89%   3.35%       6.74%       8.82%
ICR                Capital Resource Fund (10/97;10/81)        -18.67        6.41        -18.67     9.56      11.54       12.22
IMS                Cash Management Fund (10/97;10/81)           4.31        2.61          4.31     3.64       3.12        4.91
IIE                International Fund (10/97;1/92)            -26.03        5.21        -26.03     5.79        --         6.72
IMG                Managed Fund (10/97;4/86)                   -3.72        7.14         -3.72    11.05      11.28       10.16
IGD                New Dimensions Fund(R)(11/98;5/96)         -10.40       14.58        -10.40     --          --        16.03
IAG                Strategy Aggressive Fund (10/97;1/92)      -20.22        9.09        -20.22    11.58        --        10.69
                 AIM V.I.
IGN                Growth and Income Fund (11/98;5/94)        -15.80       12.06        -15.80    15.49        --        15.96
IIN                International Equity Fund (11/98;5/93)     -27.48        6.65        -27.48     9.49        --        10.00
IVA                Value Fund (11/98;5/93)                    -15.89       10.71        -15.89    14.22        --        15.63
                 AMERICAN CENTURY VP
IIG                Income and Growth (11/98;10/97)            -11.91        5.63        -11.91     --          --        10.55
IVL                Value (11/98;5/96)                          16.45        5.83         16.45     --          --        10.94
                 JANUS ASPEN SERIES
ISB                Balanced Portfolio: Institutional           -3.69       16.38         -3.69    17.03        --        15.50
                   Shares (11/98;9/93)
IWG                Worldwide Growth Portfolio:                -16.90       21.08        -16.90    21.26        --        20.51
                   Institutional Shares (11/98;9/93)
                 OCC ACCUMULATION TRUST
IEQ                Equity Portfolio (11/98;8/88)                8.33        5.57          8.33    12.87      15.15       13.53
IMD                Managed Portfolio (10/97;8/88)               8.16        7.11          8.16    11.50      16.43       15.35
ISC                Small Cap Portfolio (11/98;8/88)            42.12       17.02         42.12    11.69      14.77       12.17
IUS                U.S. Government Income Portfolio             8.80        4.19          8.80     3.74        --         5.01
                   (10/97;1/95)
                 OPPENHEIMERFUNDS, INC.
IGR                Capital Appreciation Fund/VA                -1.67       22.93         -1.67    20.93      17.74       14.70
                   (11/98;4/85)
IHI                High Income Fund/VA (11/98;4/86)            -5.13        0.79         -5.13     3.91      10.11        8.93
                 PUTNAM VARIABLE TRUST
IDI                Putnam VT Diversified Income Fund -         -1.38       -1.27         -1.38     1.74        --         2.88
                   Class IA Shares (10/97;9/93)
IPD                Putnam VT Diversified Income Fund -         -1.61        0.48         -1.61     1.60        --         2.73
                   Class IB Shares (11/98;9/93) c
IGI                Putnam VT Growth and Income Fund -           6.54        6.81          6.54    12.26      12.99       12.95
                   Class IA Shares (10/97;2/88)
IPG                Putnam VT Growth and Income Fund -           6.37        5.68          6.37    12.12      12.85       12.80
                   Class IB Shares (11/98;2/88) c
IHY                Putnam VT High Yield Fund - Class IA        -9.79       -4.22         -9.79     1.81       9.40        6.35
                   Shares (10/97;2/88)
IPH                Putnam VT High Yield Fund - Class IB        -9.83       -1.22         -9.83     1.72       9.28        6.23
                   Shares (11/98;2/88) c
INO                Putnam New Opportunities Fund - Class      -27.20       13.57        -27.20    14.46        --        17.94
                   IA Shares (10/97;5/94)
IPV                Putnam VT Voyager Fund - Class IB          -17.75       20.39        -17.75    16.76      18.48       16.18
                   Shares (11/98;2/88) c


a    Current  applicable  charges deducted from fund  performance  include a $30 contract  administrative  charge,  a 1.25%  mortality and expense fee and a
     0.15% variable account administrative charge.
b    (Commencement date of the subaccount; Commencement date of the fund)
c    Performance  information  for Class IB shares for periods prior to April 6,
     1998 for Putnam VT Growth and Income  Fund and for  periods  prior to April
     30,  1998 for Putnam VT High Yield  Fund,  Putnam VT  International  Growth
     Fund, Putnam VT International  New  Opportunities  Fund and Putnam VT Vista
     Fund are based on the performance of the fund's Class IA shares adjusted to reflect  the fees paid by Class IB  shares,  including  a Rule 12b-1 fee of
     0.15%.  Please note that as of May 1, 2001 the Rule 12b-1 fee will increase to 0.25%.


Cumulative Total Return

Cumulative total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return using the following formula:

                                     ERV - P
                                     -------
                                        P

where:                P =  a hypothetical initial payment of $1,000
                    ERV =  Ending  Redeemable  Value of a hypothetical  $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

Total return figures reflect the deduction of the surrender charge which assumes you surrender the entire contract value at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). We may also show performance figures without the deduction of a surrender charge. In addition, total return figures reflect the deduction of all other applicable charges including the contract administrative charge, the variable account administrative charge and mortality and expense risk fee.

Calculation of Yield for a Subaccount Investing in a Money Market Fund

Annualized Simple Yield:

For a subaccount investing in a money market fund, we base quotations of simple yield on:

     (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;

     (b) less a pro rata share of the subaccount expenses accrued over the period;

     (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and

     (d)  raising the base period return to the power of 365/7.

The subaccount's value includes:

o    any declared dividends,

o the value of any shares purchased with dividends paid during the period, and

o    any dividends declared for such shares.

It does not include:

o    the effect of any applicable withdrawal charge, or

o    any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1) to the power of 365/7] -1

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 2000




Subaccount               Investing In:                                              Simple Yield            Compound Yield
----------               -------------                                              ------------            --------------
IMS                      AXP(R)Variable Portfolio - Cash Management Fund                4.50%                    4.60%



Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                   YIELD = 2[( a-b + 1) to the power of 6 - 1]
                               ---
                               cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends
            d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.


Annualized Yield Based on the 30-Day Period Ended Dec. 31, 2000

Subaccount            Investing In:                                      Yield
----------            -------------                                      -----
ISI                   AXP(R)Variable Portfolio-- Bond Fund               6.94%



The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Business Daily,
         Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract on the valuation date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o    the annuity unit value on the valuation date; by

o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and

o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor:

We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time your choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating agency              Rating
    -------------            ----------
      A.M. Best                  A+
                             (Superior)

    Duff & Phelps               AAA


A.M. Best's superior rating reflects our strong distribution network, favorable overall balance sheet, consistently improving profitability, adequate level of capitalization and asset/liability management expertise.

Duff & Phelps rating reflects our consistently excellent profitability record, leadership position in chosen markets, stable operating leverage and effective use of asset/liability management techniques.

PRINCIPAL UNDERWRITER

The principal underwriter for the contracts is American Express Financial Advisors Inc. (AEFA) which offers them on a continuous basis.


Surrender charges received by AEFA for the last three years aggregated total $19,059, $6,481, and $3,628, respectively.

Commissions paid by American Centurion Life for the last three years aggregated total $594,377, $673,812, and $682,400, respectively.


INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402) independent auditors, as stated in their report appearing herein.

American Centurion Variable Annuity Account 2

Report of Independent Auditors

The Board of Directors
American Centurion Life Insurance Company

We have audited the individual and combined statements of net assets of the segregated asset subaccounts of American Centurion Variable Annuity Account 2 (comprised of subaccounts ISI, ICR, IMS, IIE, IMG, IGD, IAG, IGN, IIN, IVA, IIG, IVL, ILA, IPA, ISB, IWG, IEQ, IMD, ISC, IUS, IGR, IHI, IDI, IPD, IGI, IPG, IHY, IPH, INO and IPV) as of December 31, 2000, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the management of American Centurion Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of American Centurion Variable Annuity Account 2 at December 31, 2000, and the individual and combined results of their operations and the changes in their net assets for the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/Ernst & Young LLP
   Ernst & Young LLP
Minneapolis, Minnesota
March 23, 2001


American Centurion Variable Annuity Account 2

Statements of Net Assets
December 31, 2000

                                                                    Segregated Asset Subaccounts
Assets                               ISI             ICR       IMS             IIE            IMG            IGD             IAG
Investments in shares of
mutual funds and portfolios:
  at cost                        $ 1,090,167    $ 1,437,024   $ 61,723      $ 304,959    $ 2,801,817       $ 165,925      $ 736,933
                                 -----------    -----------   --------      ---------    -----------       ---------      ---------
  at market value                $ 1,024,685    $ 1,193,596   $ 61,724      $ 226,790    $ 2,599,829       $ 159,341      $ 551,934
Dividends receivable                   5,873             --        276             --             --              --             --
Accounts receivable from
American Centurion Life
for contract purchase payments            51             --         --            127          1,924             123             --
Receivable from mutual
funds and portfolios
for share redemptions                     --             --         --             --             --              --             --
                                   ---------      ---------      -----          -----     ----------          ------         ------
Total assets                       1,030,609      1,193,596     62,000        226,917      2,601,753         159,464        551,934
                                   ---------      ---------     ------        -------      ---------         -------        -------

Liabilities
Payable to American
Centurion Life for:
  Mortality and expense risk fee       1,020          1,159         57            220          2,580             157            546
  Administrative charge                  123            139          7             27            309              19             65
  Contract terminations                   --            137         --             --             --              --            643
Payable to mutual funds
and portfolios for
investments purchased                     --             --         --             --             --              --             --
                                        ----           ----      -----          -----          -----            ----           ----
Total liabilities                      1,143          1,435         64            247          2,889             176          1,254
                                       -----          -----         --            ---          -----             ---          -----
Net assets applicable
to contracts in accumulation
period                             1,029,466      1,192,161     61,936        226,670      2,598,864         159,288        550,680
Net assets applicable to
contracts in payment period               --             --         --             --             --              --             --
                                   ---------          -----      -----          -----          -----          ------         ------
Total net assets                 $ 1,029,466    $ 1,192,161   $ 61,936      $ 226,670    $ 2,598,864       $ 159,288      $ 550,680
                                 -----------    -----------   --------      ---------    -----------       ---------      ---------
Accumulation units outstanding     1,016,102        969,815     58,812        191,938      2,219,469         118,596        438,451
                                   ---------        -------     ------        -------      ---------         -------        -------
Net asset value per
accumulation unit                     $ 1.01         $ 1.23     $ 1.05         $ 1.18         $ 1.17          $ 1.34         $ 1.26
                                      ------         ------     ------         ------         ------          ------         ------

See accompanying notes to financial statements.


American Centurion Variable Annuity Account 2

Statements of Net Assets
December 31, 2000

                                                                   Segregated Asset Subaccounts
Assets                                  IGN          IIN         IVA          IIG            IVL            ISB             IWG
Investments in shares of
mutual funds and portfolios:
  at cost                          $ 1,016,530   $ 376,393  $ 1,064,067   $ 321,750      $ 202,678     $ 4,598,965    $ 1,102,720
                                   -----------   ---------  -----------   ---------      ---------     -----------    -----------
  at market value                    $ 928,832   $ 306,805    $ 950,139   $ 313,807      $ 226,043     $ 4,371,472      $ 982,029
Dividends receivable                        --          --           --          --             --              --             --
Accounts receivable from
American Centurion Life for
contract purchase payments               2,693         520           --         385             --           5,499             --
Receivable from mutual funds
and portfolios for share
redemptions                              1,027         345        5,000         344          1,337           4,763          2,875
                                         -----         ---        -----         ---          -----           -----          -----
Total assets                           932,552     307,670      955,139     314,536        227,380       4,381,734        984,904
                                       -------     -------      -------     -------        -------       ---------        -------

Liabilities
Payable to American Centurion
Life for:
  Mortality and expense risk fee           916         308          944         307            224           4,253            982
  Administrative charge                    110          37          113          37             27             511            118
  Contract terminations                     --          --        3,071          --          1,124              --          1,496
Payable to mutual funds and
portfolios for investments
purchased                                2,422         128           --         148             --           2,403             --
                                         -----         ---         ----         ---          -----           -----          -----
Total liabilities                        3,448         473        4,128         492          1,375           7,167          2,596
                                         -----         ---        -----         ---          -----           -----          -----
Net assets applicable to
contracts in accumulation
peroid                                 929,104     307,197      951,011     313,957        226,005       4,374,567        982,308
Net assets applicable to contracts
in payment period                           --          --           --          87             --              --             --
                                        -----        -----        -----          --         ------           -----         ------
Total net assets                     $ 929,104   $ 307,197    $ 951,011   $ 314,044      $ 226,005     $ 4,374,567      $ 982,308
                                     ---------   ---------    ---------   ---------      ---------     -----------      ---------
Accumulation units outstanding         724,290     266,472      761,046     278,105        199,432       3,144,795        648,414
                                       -------     -------      -------     -------        -------       ---------        -------
Net asset value per
accumulation unit                       $ 1.28      $ 1.15       $ 1.25      $ 1.13         $ 1.13          $ 1.39         $ 1.51
                                        ------      ------       ------      ------         ------          ------         ------

See accompanying notes to financial statements.


American Centurion Variable Annuity Account 2

Statements of Net Assets
December 31, 2000

                                                                         Segregated Asset Subaccounts
Assets                                       IEQ           IMD       ISC             IUS            IGR        IHI          IDI
Investments in shares of mutual
funds and portfolios:
  at cost                                 $ 177,870  $ 1,646,816  $ 190,950    $ 1,129,940      $ 748,209   $ 394,264   $ 616,820
                                          ---------  -----------  ---------    -----------      ---------   ---------   ---------
  at market value                         $ 184,777  $ 1,683,149  $ 263,606    $ 1,124,596      $ 792,262   $ 350,856   $ 533,747
Dividends receivable                             --           --         --          6,690             --          --          --
Accounts receivable from American
Centurion Life for contract
purchase payments                               162        1,876         --            441             --         470          --
Receivable from mutual funds
and portfolios for share
redemptions                                     203        1,848        897          1,250          2,662         389       1,042
                                                ---        -----        ---          -----          -----         ---       -----
Total assets                                185,142    1,686,873    264,503      1,132,977        794,924     351,715     534,789
                                            -------    ---------    -------      ---------        -------     -------     -------

Liabilities
Payable to American Centurion Life for:
  Mortality and expense risk fee                181        1,650        263          1,116            766         347         530
  Administrative charge                          22          198         32            134             92          42          64
  Contract terminations                          --           --        896             --            484          --         448
Payable to mutual funds and
portfolios for investments purchased            117        1,846         --          7,131             --         250          --
                                                ---        -----      -----          -----           ----         ---        ----
Total liabilities                               320        3,694      1,191          8,381          1,342         639       1,042
                                                ---        -----      -----          -----          -----         ---       -----
Net assets applicable to contracts
in accumulation period                      184,822    1,683,179    263,312      1,124,596        793,582     351,076     533,747
Net assets applicable to contracts
in payment period                                --           --         --             --             --          --          --
                                             ------         ----      -----          -----          -----        ----        ----
Total net assets                          $ 184,822  $ 1,683,179  $ 263,312    $ 1,124,596      $ 793,582   $ 351,076   $ 533,747
                                          ---------  -----------  ---------    -----------      ---------   ---------   ---------
Accumulation units outstanding              163,857    1,377,853    187,390        985,827        507,120     344,216     546,407
                                            -------    ---------    -------        -------        -------     -------     -------
Net asset value per accumulation unit        $ 1.13       $ 1.22     $ 1.41         $ 1.14         $ 1.56      $ 1.02      $ 0.98
                                             ------       ------     ------         ------         ------      ------      ------

See accompanying notes to financial statements.


American Centurion Variable Annuity Account 2

Statements of Net Assets
December 31, 2000

                                                          Segregated Asset Subaccounts
                                                                                                                          Combined
                                                                                                                          Variable
Assets                       IPD         IGI        IPG         IHY            IPH            INO             IPV          Account
Investments in shares
of mutual funds and
portfolios:
  at cost                $ 602,634  $ 2,056,782 $ 1,952,557  $ 922,661      $ 357,915       $ 853,097    $ 1,827,946   $ 28,760,112
  at market value        $ 559,027  $ 1,979,639 $ 1,941,677  $ 686,124      $ 297,938       $ 812,625    $ 1,604,729   $ 26,711,778
Dividends receivable            --           --          --         --             --              --             --         12,839
Accounts receivable
from American Centurion
Life for contract
purchase payments              876           --       2,506         --            530              --             --         18,183
Receivable from mutual
funds and portfolios
for share redemptions          616        2,526       2,122      1,186            328           1,041          2,879         34,680
                               ---        -----       -----      -----            ---           -----          -----         ------
Total assets               560,519    1,982,165   1,946,305    687,310        298,796         813,666      1,607,608     26,777,480
                           -------    ---------   ---------    -------        -------         -------      ---------     ----------

Liabilities
Payable to American
Centurion Life for:
  Mortality and expense
  risk fee                     550        1,961       1,895        686            293             834          1,593         26,338
  Administrative charge         66          235         227         82             35             100            191          3,162
  Contract terminations         --          330          --        418             --             107            216          9,370
Payable to mutual funds
and portfolios for
investments purchased          518           --       2,443         --            253              --             --         17,659
                               ---        -----       -----       ----            ---            ----           ----         ------
Total liabilities            1,134        2,526       4,565      1,186            581           1,041          2,000         56,529
                             -----        -----       -----      -----            ---           -----          -----         ------
Net assets applicable
to contracts in
accumulation period        559,385    1,979,639   1,941,740    686,124        298,215         812,625      1,605,608     26,720,864
Net assets applicable
to contracts in
payment period                  --           --          --         --             --              --             --             87
                            ------    ---------  ----------      -----          -----          ------         ------           ----
Total net assets         $ 559,385  $ 1,979,639 $ 1,941,740  $ 686,124      $ 298,215       $ 812,625    $ 1,605,608   $ 26,720,951
                         ---------  ----------- -----------  ---------      ---------       ---------    -----------   ------------
Accumulation units
outstanding                552,543    1,528,288   1,719,861    770,047        304,951         515,992      1,072,801
                           -------    ---------   ---------    -------        -------         -------      ---------
Net asset value
per accumulation
unit                        $ 1.01       $ 1.30      $ 1.13     $ 0.89         $ 0.98          $ 1.57         $ 1.50
                            ------       ------      ------     ------         ------          ------         ------

See accompanying notes to financial statements.


American Centurion Variable Annuity Account 2

Statements of Operations
Year ended December 31, 2000

                                                                   Segregated Asset Subaccounts
Investment income                      ISI            ICR        IMS           IIE            IMG            IGD             IAG
Dividend income from mutual
funds and portfolios                $ 65,680      $ 132,158    $ 1,548     $ 46,089      $ 227,880        $ 11,780      $ 185,731
Expenses:
  Mortality and expense risk fee      11,848         16,315        332        2,799         32,268           1,923          8,466
  Administrative charge                1,414          1,947         40          316          3,872             232          1,016
                                       -----          -----         --          ---          -----             ---          -----
Total expenses                        13,262         18,262        372        3,115         36,140           2,155          9,482
                                      ------         ------        ---        -----         ------           -----          -----
Investment income (loss) - net        52,418        113,896      1,176       42,974        191,740           9,625        176,249
                                      ------        -------      -----       ------        -------           -----        -------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales                 86,712         71,000    101,234       32,209        201,418          17,210        182,347
  Cost of investments sold            93,909         67,401    101,233       33,969        199,924          14,543        135,181
                                      ------         ------    -------       ------        -------          ------        -------
Net realized gain (loss)
on investments                        (7,197)         3,599          1       (1,760)         1,494           2,667         47,166
Net change in unrealized
appreciation or depreciation
of investments                        (6,219)      (380,424)         1     (112,575)      (295,827)        (31,708)      (362,649)
                                      ------       --------          -     --------       --------         -------       --------
Net gain (loss) on investments       (13,416)      (376,825)         2     (114,335)      (294,333)        (29,041)      (315,483)
                                     -------       --------          -     --------       --------         -------       --------
Net increase (decrease) in net
assets resulting from
operations                          $ 39,002     $ (262,929)   $ 1,178    $ (71,361)    $ (102,593)      $ (19,416)    $ (139,234)
                                    --------     ----------    -------    ---------     ----------       ---------     ----------

See accompanying notes to financial statements.


American Centurion Variable Annuity Account 2

Statements of Operations
Year ended December 31, 2000

                                                                    Segregated Asset Subaccounts
Investment income                       IGN          IIN          IVA             IIG         IVL            ISB             IWG
Dividend income from mutual
funds and portfolios                 $ 28,357     $ 20,774     $ 43,239        $ 1,426     $ 6,489       $ 424,966       $ 77,004
                                     --------     --------     --------        -------     -------       ---------       --------
Expenses:
  Mortality and expense risk fee       10,429        4,186       12,032          3,585       2,143          45,302         10,885
  Administrative charge                 1,252          503        1,445            430         257           5,439          1,307
                                        -----          ---        -----            ---         ---           -----          -----
Total expenses                         11,681        4,689       13,477          4,015       2,400          50,741         12,192
                                       ------        -----       ------          -----       -----          ------         ------
Investment income (loss) - net         16,676       16,085       29,762         (2,589)      4,089         374,225         64,812
                                       ------       ------       ------         ------       -----         -------         ------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual
funds and portfolios:
  Proceeds from sales                  40,641       43,145       59,905         46,307      49,571         149,752         77,370
  Cost of investments sold             36,916       40,226       58,126         45,872      48,038         148,079         71,854
                                       ------       ------       ------         ------      ------         -------         ------
Net realized gain (loss)
on investments                          3,725        2,919        1,779            435       1,533           1,673          5,516
Net change in unrealized
appreciation or depreciation
of investments                       (190,115)    (128,116)    (206,032)       (33,776)     31,013        (521,250)      (277,950)
                                     --------     --------     --------        -------      ------        --------       --------
Net gain (loss) on investments       (186,390)    (125,197)    (204,253)       (33,341)     32,546        (519,577)      (272,434)
                                     --------     --------     --------        -------      ------        --------       --------
Net increase (decrease) in net
assets resulting from operations    $(169,714)  $ (109,112)  $ (174,491)     $ (35,930)   $ 36,635      $ (145,352)    $ (207,622)
                                    ---------   ----------   ----------      ---------    --------      ----------     ----------

See accompanying notes to financial statements.


American Centurion Variable Annuity Account 2

Statements of Operations
Year ended December 31, 2000

                                                                     Segregated Asset Subaccounts
Investment income                     IEQ             IMD        ISC             IUS            IGR            IHI             IDI
Dividend income from mutual
funds and portfolios               $ 12,757      $ 127,973       $ 857       $ 59,850       $ 42,168        $ 29,891       $ 45,022
                                   --------      ---------       -----       --------       --------        --------       --------
Expenses:
  Mortality and expense risk fee      1,754         18,441       2,342         13,634          8,905           3,951          6,894
  Administrative charge                 211          2,214         281          1,637          1,069             474            828
                                        ---          -----         ---          -----          -----             ---            ---
Total expenses                        1,965         20,655       2,623         15,271          9,974           4,425          7,722
                                      -----         ------       -----         ------          -----           -----          -----
Investment income (loss) - net       10,792        107,318      (1,766)        44,579         32,194          25,466         37,300
                                     ------        -------      ------         ------         ------          ------         ------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales of
investments in mutual funds
and portfolios:
  Proceeds from sales                 9,076        120,065      14,692        184,854         56,268          21,113         84,203
  Cost of investments sold           10,061        128,759      12,434        193,628         48,165          23,445         94,368
                                     ------        -------      ------        -------         ------          ------         ------
Net realized gain (loss)
on investments                         (985)        (8,694)      2,258         (8,774)         8,103          (2,332)       (10,165)
Net change in unrealized
appreciation or depreciation
of investments                        7,916         31,842      71,083         57,861        (69,552)        (41,153)       (34,300)
                                      -----         ------      ------         ------        -------         -------        -------
Net gain (loss) on investments        6,931         23,148      73,341         49,087        (61,449)        (43,485)       (44,465)
                                      -----         ------      ------         ------        -------         -------        -------
Net increase (decrease) in net
assets resulting from operations   $ 17,723      $ 130,466    $ 71,575       $ 93,666      $ (29,255)      $ (18,019)      $ (7,165)
                                   --------      ---------    --------       --------      ---------       ---------       --------

See accompanying notes to financial statements.



American Centurion Variable Annuity Account 2

Statements of Operations
Year ended December 31, 2000

                                                                   Segregated Asset Subaccounts
                                                                                                                          Combined
                                                                                                                          Variable
Investment income                     IPD         IGI        IPG         IHY        IPH        INO             IPV         Account
Dividend income from mutual
funds and portfolios                $ 39,639  $ 202,260   $ 125,864   $ 90,896   $ 32,599    $ 88,794      $ 166,689   $ 2,338,380
                                    --------  ---------   ---------   --------   --------    --------      ---------   -----------
Expenses:
  Mortality and expense risk fee       6,384     23,824      17,893      9,439      3,576      13,682         18,701       311,933
  Administrative charge                  767      2,860       2,148      1,133        429       1,643          2,245        37,409
                                         ---      -----       -----      -----        ---       -----          -----        ------
Total expenses                         7,151     26,684      20,041     10,572      4,005      15,325         20,946       349,342
                                       -----     ------      ------     ------      -----      ------         ------       -------
Investment income (loss) - net        32,488    175,576     105,823     80,324     28,594      73,469        145,743     1,989,038
                                      ------    -------     -------     ------     ------      ------        -------     ---------

Realized and unrealized gain
(loss) on investments - net
Realized gain (loss) on sales
of investments in mutual funds
and portfolios:
  Proceeds from sales                 26,946    208,982      40,792    120,646     17,753     129,570         76,996     2,270,777
  Cost of investments sold            29,272    229,432      43,353    144,734     20,331      93,487         75,757     2,242,497
                                      ------    -------      ------    -------     ------      ------         ------     ---------
Net realized gain (loss)
on investments                        (2,326)   (20,450)     (2,561)   (24,088)    (2,578)     36,083          1,239        28,280
Net change in unrealized
appreciation or depreciation
of investments                       (38,735)   (32,073)     29,372   (131,644)   (57,074)   (421,731)      (479,552)   (3,623,367)
                                     -------    -------      ------   --------    -------    --------       --------    ----------
Net gain (loss) on investments       (41,061)   (52,523)     26,811   (155,732)   (59,652)   (385,648)      (478,313)   (3,595,087)
                                     -------    -------      ------   --------    -------    --------       --------    ----------
Net increase (decrease) in net
assets resulting from operations    $ (8,573) $ 123,053   $ 132,634  $ (75,408) $ (31,058) $ (312,179)    $ (332,570) $ (1,606,049)
                                    --------  ---------   ---------  ---------  ---------  ----------     ----------  ------------

See accompanying notes to financial statements.


American Centurion Variable Annuity Account 2

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                   Segregated Asset Subaccounts
Operations                              ISI             ICR       IMS             IIE            IMG        IGD             IAG
Investment income
(loss) - net                         $ 52,418      $ 113,896    $ 1,176       $ 42,974      $ 191,740     $ 9,625      $ 176,249
Net realized gain
(loss) on investments                  (7,197)         3,599          1         (1,760)         1,494       2,667         47,166
Net change in unrealized
appreciation or depreciation
of investments                         (6,219)      (380,424)         1       (112,575)      (295,827)    (31,708)      (362,649)
                                       ------       --------          -       --------       --------     -------       --------
Net increase (decrease) in net
assets resulting from
operations                             39,002       (262,929)     1,178        (71,361)      (102,593)    (19,416)      (139,234)
                                       ------       --------      -----        -------       --------     -------       --------

Contract transactions
Contract purchase payments            111,809        126,485     25,034         48,749        191,605      57,589        158,809
Net transfers(1)                       32,012         55,671     36,024         29,214        182,570      (6,870)      (124,761)
Contract terminations:
  Surrender benefits and
contract charges                      (28,769)       (27,950)      (300)        (8,538)       (57,098)     (3,547)       (16,386)
                                      -------        -------       ----         ------        -------      ------        -------
Increase (decrease) from
contract transactions                 115,052        154,206     60,758         69,425        317,077      47,172         17,662
                                      -------        -------     ------         ------        -------      ------         ------
Net assets at beginning of year       875,412      1,300,884         --        228,606      2,384,380     131,532        672,252
                                      -------      ---------     ------        -------      ---------     -------        -------
Net assets at end of year         $ 1,029,466    $ 1,192,161   $ 61,936      $ 226,670    $ 2,598,864   $ 159,288      $ 550,680
                                  -----------    -----------   --------      ---------    -----------   ---------      ---------

Accumulation unit activity
Units outstanding at
beginning of year                     898,191        861,356         --        143,309      1,961,883      87,802        427,306
Contract purchase payments            114,561         90,193     24,361         34,409        155,648      37,620         95,886
Net transfers(1)                       32,771         38,098     34,738         20,462        148,917      (4,420)       (74,595)
Contract terminations:
  Surrender benefits and
  contract charges                    (29,421)       (19,832)      (287)        (6,242)       (46,979)     (2,406)       (10,146)
                                      -------        -------       ----         ------        -------      ------        -------
Units outstanding at end of year    1,016,102        969,815     58,812        191,938      2,219,469     118,596        438,451
                                    ---------        -------     ------        -------      ---------     -------        -------

(1) Includes  transfer activity from (to) other subaccounts and transfers from (to) American  Centurion Life's fixed account.

See  accompanying  notes to financial statements.


American Centurion Variable Annuity Account 2

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                    Segregated Asset Subaccounts
Operations                            IGN             IIN      IVA             IIG            IVL            ISB             IWG
Investment income
(loss) - net                       $ 16,676       $ 16,085  $ 29,762       $ (2,589)       $ 4,089       $ 374,225       $ 64,812
Net realized gain (loss)
on investments                        3,725          2,919     1,779            435          1,533           1,673          5,516
Net change in unrealized
appreciation or depreciation
of investments                     (190,115)      (128,116) (206,032)       (33,776)        31,013        (521,250)      (277,950)
                                   --------       --------  --------        -------         ------        --------       --------
Net increase (decrease) in net
assets resulting from operations   (169,714)      (109,112) (174,491)       (35,930)        36,635        (145,352)      (207,622)
                                   --------       --------  --------        -------         ------        --------       --------

Contract transactions
Contract purchase payments          297,895         79,409   420,045         76,719         77,821       1,656,995        719,904
Net transfers1                      250,704        (17,137)   23,776         49,475         13,920         419,095          5,887
Contract terminations:
  Surrender benefits and
  contract charges                  (29,333)       (10,763)  (32,562)        (6,436)       (14,901)       (128,003)       (45,188)
                                    -------        -------   -------         ------        -------        --------        -------
Increase (decrease) from
contract transactions               519,266         51,509   411,259        119,758         76,840       1,948,087        680,603
                                    -------         ------   -------        -------         ------       ---------        -------
Net assets at beginning of year     579,552        364,800   714,243        230,216        112,530       2,571,832        509,327
                                    -------        -------   -------        -------        -------       ---------        -------
Net assets at end of year         $ 929,104      $ 307,197 $ 951,011      $ 314,044      $ 226,005     $ 4,374,567      $ 982,308
                                  ---------      --------- ---------      ---------      ---------     -----------      ---------

Accumulation unit activity
Units outstanding at
beginning of year                   380,785        229,735   481,544        179,829        115,690       1,783,055        279,685
Contract purchase payments          198,499         55,287   287,815         62,622         83,429       1,186,427        396,247
Net transfers1                      167,786        (10,986)   17,892         40,910         15,406         291,760          3,652
Contract terminations:
  Surrender benefits and
  contract charges                  (22,780)        (7,564)  (26,205)        (5,256)       (15,093)       (116,447)       (31,170)
                                    -------         ------   -------         ------        -------        --------        -------
Units outstanding at
end of year                         724,290        266,472   761,046        278,105        199,432       3,144,795        648,414
                                    -------        -------   -------        -------        -------       ---------        -------

(1) Includes  transfer activity from (to) other subaccounts and transfers from (to) American  Centurion Life's fixed account.

See  accompanying  notes to financial statements.



American Centurion Variable Annuity Account 2

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                                         Segregated Asset Subaccounts
Operations                              IEQ             IMD        ISC             IUS            IGR        IHI             IDI
Investment income
(loss) - net                         $ 10,792      $ 107,318    $ (1,766)      $ 44,579       $ 32,194    $ 25,466       $ 37,300
Net realized gain (loss)
on investments                           (985)        (8,694)      2,258         (8,774)         8,103      (2,332)       (10,165)
Net change in unrealized
appreciation or depreciation
of investments                          7,916         31,842      71,083         57,861        (69,552)    (41,153)       (34,300)
                                        -----         ------      ------         ------        -------     -------        -------
Net increase (decrease) in
net assets resulting from
operations                             17,723        130,466      71,575         93,666        (29,255)    (18,019)        (7,165)
                                       ------        -------      ------         ------        -------     -------         ------

Contract transactions
Contract purchase payments             42,725         41,782      65,127         19,598        287,343      88,313          1,144
Net transfers(1)                       22,843         84,324       7,887        (67,861)        30,660      26,566        (42,172)
Contract terminations:
  Surrender benefits and
contract charges                       (3,667)       (32,623)     (5,424)       (41,001)       (18,273)    (17,193)       (16,517)
                                       ------        -------      ------        -------        -------     -------        -------
Increase (decrease) from
contract transactions                  61,901         93,483      67,590        (89,264)       299,730      97,686        (57,545)
                                       ------         ------      ------        -------        -------      ------        -------
Net assets at beginning of year       105,198      1,459,230     124,147      1,120,194        523,107     271,409        598,457
                                      -------      ---------     -------      ---------        -------     -------        -------
Net assets at end of year           $ 184,822    $ 1,683,179   $ 263,312    $ 1,124,596      $ 793,582   $ 351,076      $ 533,747
                                    ---------    -----------   ---------    -----------      ---------   ---------      ---------

Accumulation unit activity
Units outstanding at
beginning of year                     101,116      1,292,784     125,478      1,070,012        328,913     252,767        604,703
Contract purchase payments             43,351         37,882      58,377         18,128        175,959      82,916          1,162
Net transfers(1)                       23,011         76,264       8,148        (64,460)        18,187      24,884        (42,656)
Contract terminations:
  Surrender benefits and
contract charges                       (3,621)       (29,077)     (4,613)       (37,853)       (15,939)    (16,351)       (16,802)
                                       ------        -------      ------        -------        -------     -------        -------
Units outstanding at end of year      163,857      1,377,853     187,390        985,827        507,120     344,216        546,407
                                      -------      ---------     -------        -------        -------     -------        -------

(1)Includes  transfer activity from (to) other subaccounts and transfers from (to) American  Centurion Life's fixed account.

See  accompanying  notes to financial statements.


American Centurion Variable Annuity Account 2

Statements of Changes in Net Assets
Year ended December 31, 2000

                                                               Segregated Asset Subaccounts
                                                                                                                          Combined
                                                                                                                          Variable
Operations                           IPD           IGI        IPG         IHY         IPH       INO             IPV        Account
Investment income
(loss) - net                      $ 32,488    $ 175,576   $ 105,823   $ 80,324    $ 28,594   $ 73,469      $ 145,743    $ 1,989,038
Net realized gain (loss)
on investments                      (2,326)     (20,450)     (2,561)   (24,088)     (2,578)    36,083          1,239         28,280
Net change in unrealized
appreciation or depreciation
of investments                     (38,735)     (32,073)     29,372   (131,644)    (57,074)  (421,731)      (479,552)    (3,623,367)
                                   -------      -------      ------   --------     -------   --------       --------     ----------
Net increase (decrease) in net
assets resulting from
operations                          (8,573)     123,053     132,634    (75,408)    (31,058)  (312,179)      (332,570)    (1,606,049)
                                    ------      -------     -------    -------     -------   --------       --------     ----------

Contract transactions
Contract purchase payments          90,229       21,627     742,407      1,140      57,853     73,403        956,602      6,538,161
Net transfers1                      55,964      (44,350)    181,063    (65,685)     29,338     50,378         36,241      1,254,776
Contract terminations:
  Surrender benefits and
contract charges                   (18,457)     (46,589)    (32,669)   (21,773)    (12,749)   (16,504)       (33,011)      (726,224)
                                   -------      -------     -------    -------     -------    -------        -------       --------
Increase (decrease) from
contract transactions              127,736      (69,312)    890,801    (86,318)     74,442    107,277        959,832      7,066,713
                                   -------      -------     -------    -------      ------    -------        -------      ---------
Net assets at beginning of year    440,222    1,925,898     918,305    847,850     254,831  1,017,527        978,346     21,260,287
                                   -------    ---------     -------    -------     -------  ---------        -------     ----------
Net assets at end of year        $ 559,385  $ 1,979,639 $ 1,941,740  $ 686,124   $ 298,215  $ 812,625    $ 1,605,608   $ 26,720,951
                                 ---------  ----------- -----------  ---------   ---------  ---------    -----------   ------------

Accumulation unit activity
Units outstanding at
beginning of year                  428,361    1,585,177     865,696    859,120     235,336    470,907        538,322
Contract purchase payments          87,939       18,178     727,073      1,160      54,350     31,767        543,555
Net transfers1                      54,357      (36,275)    172,949    (67,439)     27,464     21,122         20,537
Contract terminations:
  Surrender benefits and
contract charges                   (18,114)     (38,792)    (45,857)   (22,794)    (12,199)    (7,804)       (29,613)
                                   -------      -------     -------    -------     -------     ------        -------
Units outstanding at end of year   552,543    1,528,288   1,719,861    770,047     304,951    515,992      1,072,801
                                   -------    ---------   ---------    -------     -------    -------      ---------

(1)Includes  transfer activity from (to) other subaccounts and transfers from (to) American  Centurion Life's fixed account.

See  accompanying  notes to financial statements.


American Centurion Variable Annuity Account 2

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                                   Segregated Asset Subaccounts
Operations                           ISI          ICR       IMS             IIE          IMG         IGD        IAG        IGN
Investment income
(loss) - net                      $ 41,341    $ 106,719     $ 208       $ 27,610     $ 126,689       $ 205   $ 36,207    $ 1,210
Net realized gain (loss)
on investments                      (5,129)      16,376         1          1,069         3,332         332      2,702      1,098
Net change in unrealized
appreciation or depreciation
of investments                     (32,957)     113,510        --         36,365       149,290      24,990    198,877    102,338
                                   -------      -------     -----         ------       -------      ------    -------    -------
Net increase (decrease) in net
assets resulting from operations     3,255      236,605       209         65,044       279,311      25,527    237,786    104,646
                                     -----      -------       ---         ------       -------      ------    -------    -------

Contract transactions
Contract purchase payments         401,663      185,591        (2)       106,161       362,964     104,322    120,273    430,330
Net transfers(1)                   (36,908)       8,314        (2)          (340)       63,127        (599)    78,648     41,376
Contract charges                      (362)        (729)       --            (72)       (1,393)        (17)      (225)       (10)
Contract terminations:
  Surrender benefits               (24,386)     (28,073)       --         (4,230)      (49,775)     (1,991)   (12,836)    (3,983)
  Death benefits                   (17,796)     (32,930)  (13,371)            --       (40,106)         --     (2,283)        --
                                   -------      -------   -------         ------       -------      ------      ------    ------
Increase (decrease) from
contract transactions              322,211      132,173   (13,375)       101,519       334,817     101,715    183,577    467,713
                                   -------      -------   -------        -------       -------     -------    -------    -------
Net assets at beginning
of year                            549,946      932,106    13,166         62,043     1,770,252       4,290    250,889      7,193
                                   -------      -------    ------         ------     ---------       -----    -------      -----
Net assets at end of year        $ 875,412  $ 1,300,884       $--      $ 228,606   $ 2,384,380   $ 131,532  $ 672,252  $ 579,552
                                 ---------  -----------       ---      ---------   -----------   ---------  ---------  ---------

Accumulation unit activity
Units outstanding at
beginning of year                  566,274      753,273    13,026         55,847     1,649,611       3,727    268,836      6,256
Contract purchase payments         423,401      144,018        --         92,121       331,224      87,127    128,579    353,412
Net transfers(1)                   (38,331)      12,483        --           (251)       64,220        (465)    45,282     31,325
Contract terminations:
  Surrender benefits and
contract charges                   (34,699)     (22,715)       --         (4,408)      (46,817)     (2,587)   (12,987)   (10,208)
  Death benefits                   (18,454)     (25,703)  (13,026)            --       (36,355)         --     (2,404)        --
                                   -------      -------   -------         ------       -------     -------     ------    -------
Units outstanding at end of year   898,191      861,356        --        143,309     1,961,883      87,802    427,306    380,785

(1) Includes  transfer activity from (to) other subaccounts and transfers from (to) American  Centurion Life's fixed account.

See  accompanying  notes to financial statements.


American Centurion Variable Annuity Account 2

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                              Segregated Asset Subaccounts
Operations                           IIN(1)      IVA        IIG        IVL       ILA(1)   IPA(1)         ISB              IWG
Investment income
(loss) - net                       $ 4,929    $ 7,588   $ (1,828)   $ 2,856   $ 2,102   $ 1,641        $ 24,433        $ (2,421)
Net realized gain (loss)
on investments                      13,228      1,245        390        (33)   (7,987)    8,440           4,529           2,163
Net change in unrealized
appreciation or depreciation
of investments                      58,453     91,719     25,497     (7,725)   12,986    (5,559)        292,607         156,868
                                    ------     ------     ------     ------    ------    ------         -------         -------
Net increase (decrease) in net
assets resulting from operations    76,610    100,552     24,059     (4,902)    7,101     4,522         321,569         156,610
                                    ------    -------     ------     ------     -----     -----         -------         -------

Contract transactions
Contract purchase payments         107,070    589,120    190,319    113,460       780       740       2,160,403         333,774
Net transfers(2)                   181,317     20,605      9,052      2,574   (52,525)  (69,351)         63,447          10,599
Contract charges                       (17)        (5)        (5)        (4)      (52)      (69)            (53)            (13)
Contract terminations:
  Surrender benefits                (4,473)    (5,305)    (2,426)    (1,916)     (699)     (997)        (16,078)         (3,825)
  Death benefits                        --         --         --         --        --        --              --              --
                                      ----        ---       ----      -----      ----     -----          ------            ----
Increase (decrease) from
contract transactions              283,897    604,415    196,940    114,114   (52,496)  (69,677)      2,207,719         340,535
                                   -------    -------    -------    -------   -------   -------       ---------         -------
Net assets at beginning of year      4,293      9,276      9,217      3,318    45,395    65,155          42,544          12,182
                                     -----      -----      -----      -----    ------    ------          ------          ------
Net assets at end of year        $ 364,800  $ 714,243  $ 230,216  $ 112,530       $--       $--     $ 2,571,832       $ 509,327
                                 ---------  ---------  ---------  ---------       -         -       -----------       ---------

Accumulation unit activity
Units outstanding at beginning
of year                              4,138      8,011      8,382      3,334    70,677    79,763          36,869          10,848
Contract purchase payments         102,927    475,243    171,234    112,972       986       850       1,755,815         274,020
Net transfers2                     127,345     16,133      7,543      2,566   (70,500)  (79,357)         47,214           7,716
Contract terminations:
  Surrender benefits and
contract charges                    (4,675)   (17,843)    (7,330)    (3,182)   (1,163)   (1,256)        (56,843)        (12,899)
  Death benefits                        --         --         --         --        --        --              --              --
                                   -------        ---       ----      -----      ----     -----          ------            ----
Units outstanding at end of year   229,735    481,544    179,829    115,690        --        --       1,783,055         279,685
                                   -------    -------    -------    -------     -----     -----       ---------         -------

(1) Effective  Oct. 22, 1999, GT Global  Variable  Latin America Fund and GT Global  New Pacific Fund merged into AIM V.I.
    International  Equity Fund.
    Subaccounts ILA and IPA net assets were transferred to Subaccount IIN.
(2) Includes  transfer activity from (to) other subaccounts and transfers from (to)American  Centurion Life's fixed account.

See  accompanying  notes to financial statements.


American Centurion Variable Annuity Account 2

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                                   Segregated Asset Subaccounts
Operations                             IEQ           IMD         ISC          IUS         IGR        IHI        IDI         IPD
Investment income
(loss) - net                           $ 192      $ 45,103      $ (967)    $ 39,009      $ 361     $ 2,765   $ 34,752     $ 8,385
Net realized gain (loss)
on investments                           (14)       (1,029)         61       (5,957)     1,097        (227)    (7,193)       (608)
Net change in unrealized
appreciation or depreciation
of investments                        (1,084)        3,998       1,433      (68,282)   113,032      (2,269)   (25,850)     (4,902)
                                      ------         -----       -----      -------    -------      ------    -------      ------
Net increase (decrease) in net
assets resulting from operations        (906)       48,072         527      (35,230)   114,490         269      1,709       2,875
                                        ----        ------         ---      -------    -------         ---      -----       -----

Contract transactions
Contract purchase payments           101,775       199,855     117,052      196,932    394,411     271,008      8,473     422,584
Net transfers1                         2,836      (103,369)        544     (105,933)     4,367         240    (34,641)      6,165
Contract charges                          (4)         (895)        (11)        (695)       (11)        (13)      (413)        (24)
Contract terminations:
  Surrender benefits                  (1,859)      (40,333)     (2,390)     (44,689)    (3,296)     (6,162)   (22,652)     (5,685)
  Death benefits                          --       (32,863)         --      (14,844)        --          --     (6,669)         --
                                      ------       -------     -------      -------     ------      ------     ------      ------
Increase (decrease) from
contract transactions                102,748        22,395     115,195       30,771    395,471     265,073    (55,902)    423,040
                                     -------        ------     -------       ------    -------     -------    -------     -------
Net assets at beginning of year        3,356     1,388,763       8,425    1,124,653     13,146       6,067    652,650      14,307
                                       -----     ---------       -----    ---------     ------       -----    -------      ------
Net assets at end of year          $ 105,198   $ 1,459,230   $ 124,147  $ 1,120,194  $ 523,107   $ 271,409  $ 598,457   $ 440,222
                                   ---------   -----------   ---------  -----------  ---------   ---------  ---------   ---------

Accumulation unit activity
Units outstanding at beginning
of year                                3,262     1,273,953       8,243    1,041,627     11,547       5,811    661,787      13,968
Contract purchase payments            98,155       180,531     120,443      191,109    325,692     256,276      8,605     422,578
Net transfers1                         2,735       (93,821)        569      (99,550)     3,304         220    (35,204)      6,062
Contract terminations:
  Surrender benefits and
  contract charges                    (3,036)      (38,323)     (3,777)     (48,964)   (11,630)     (9,540)   (23,622)    (14,247)
  Death benefits                          --       (29,556)         --      (14,210)        --          --     (6,863)         --

Units outstanding at end of year     101,116     1,292,784     125,478    1,070,012    328,913     252,767    604,703     428,361

(1) Includes  transfer activity from (to) other subaccounts and transfers from (to) American  Centurion Life's fixed account.

See  accompanying  notes to financial statements.


American Centurion Variable Annuity Account 2

Statements of Changes in Net Assets
Year ended December 31, 1999

                                                                               Segregated Asset Subaccounts
                                                                                                                    Combined
                                                                                                                    Variable
Operations                             IGI         IPG        IHY        IPH             INO            IPV          Account
Investment income
(loss) - net                       $ 141,847    $ 12,417   $ 85,482    $ 8,549         $ (845)        $ 5,388      $ 761,927
Net realized gain (loss)
on investments                         3,338      (2,398)   (35,296)      (355)        12,890           5,572         11,637
Net change in unrealized
appreciation or
depreciation of investments         (138,711)    (40,552)    (8,734)    (2,934)       328,748         255,278      1,626,430
                                    --------     -------     ------     ------        -------         -------      ---------
Net increase (decrease)
in net assets resulting
from operations                        6,474     (30,533)    41,452      5,260        340,793         266,238      2,399,994
                                       -----     -------     ------      -----        -------         -------      ---------

Contract transactions
Contract purchase payments            29,292     907,600     10,189    232,137          5,641         666,916      8,770,833
Net transfers1                       127,495      28,698   (232,913)     5,620        153,891          33,142        205,476
Contract charges                      (1,841)        (25)      (720)       (20)          (548)            (23)        (8,269)
Contract terminations:
  Surrender benefits                 (47,422)     (5,757)   (25,477)    (3,079)       (11,362)         (4,188)      (385,344)
  Death benefits                     (53,441)         --    (31,391)        --         (2,294)             --       (247,988)
                                     -------                -------                    ------                       --------
Increase (decrease) from
contract transactions                 54,083     930,516   (280,312)   234,658        145,328         695,847      8,334,708
                                      ------     -------   --------    -------        -------         -------      ---------
Net assets at beginning of year    1,865,341      18,322  1,086,710     14,913        531,406          16,261     10,525,585
                                   ---------      ------  ---------     ------        -------          ------     ----------
Net assets at end of year        $ 1,925,898   $ 918,305  $ 847,850  $ 254,831    $ 1,017,527       $ 978,346   $ 21,260,287
                                 -----------   ---------  ---------  ---------    -----------       ---------   ------------

Accumulation unit activity
Units outstanding at beginning
of year                            1,537,953      17,282  1,150,196     14,370        410,715          13,942
Contract purchase payments            22,861     857,722     10,567    222,400          4,022         523,883
Net transfers1                       104,733      26,867   (242,135)     5,283         65,751          20,081
Contract terminations:
  Surrender benefits and
contract charges                     (39,052)    (36,175)   (27,059)    (6,717)        (7,893)        (19,584)
  Death benefits                     (41,318)         --    (32,449)        --         (1,688)             --
                                     -------     -------    -------     ------         ------          ------
Units outstanding at end of year   1,585,177     865,696    859,120    235,336        470,907         538,322
                                   ---------     -------    -------    -------        -------         -------

(1)Includes  transfer activity from (to) other subaccounts and transfers from (to) American  Centurion Life's fixed account.

See  accompanying  notes to financial statements.



American Centurion Variable Annuity Account 2

Notes to Financial Statements

1. ORGANIZATION

American Centurion Variable Annuity Account 2 (the Account) was established under New York law on Oct.12, 1995 and the subaccounts are registered together as a single unit investment trust of American Centurion Life Insurance Company
(American  Centurion Life) under the Investment  Company Act of 1940, as amended
(the 1940 Act).

The  Account  is  comprised  of various  subaccounts.  Each  subaccount  invests exclusively in shares of the following mutual funds or portfolios (collectively,
the  Funds),   which  are   registered   under  the  1940  Act  as   diversified
(non-diversified for GT Global Variable Latin America Fund), open-end management investment companies and have the following investment managers.

Subaccount       Invests exclusively in shares of                             Investment Manager
---------------- -----------------------------------------------------------  ----------------------------------------------
ISI              AXP(R)Variable Portfolio - Bond Fund                         IDS Life Insurance Company 1
ICR              AXP(R)Variable Portfolio - Capital Resource Fund             IDS Life Insurance Company 1
IMS              AXP(R)Variable Portfolio - Cash Management Fund              IDS Life Insurance Company 1
IIE              AXP(R)Variable Portfolio - International Fund                IDS Life Insurance Company 2
IMG              AXP(R)Variable Portfolio - Managed Fund                      IDS Life Insurance Company 1
IGD              AXP(R)Variable Portfolio - New Dimensions Fund(R)            IDS Life Insurance Company 1
IAG              AXP(R)Variable Portfolio - Strategy Aggressive Fund          IDS Life Insurance Company 1
IGN              AIM V.I. Growth and Income Fund                              A I M Advisors, Inc.
IIN              AIM V.I. International Equity Fund3                          A I M Advisors, Inc.
IVA              AIM V.I. Value Fund                                          A I M Advisors, Inc.
IIG              American Century VP Income and Growth                        American Century Investment Management, Inc.
IVL              American Century VP Value                                    American Century Investment Management, Inc.
ILA              GT Global Variable Latin America Fund3                       A I M Advisors, Inc.
IPA              GT Global Variable New Pacific Fund3                         A I M Advisors, Inc.
ISB              Janus Aspen Series Balanced Portfolio: Institutional         Janus Capital
                 Shares
IWG              Janus Aspen Series Worldwide Growth Portfolio:               Janus Capital
                 Institutional Shares
IEQ              OCC Accumulation Trust Equity Portfolio                      OpCap Advisors
IMD              OCC Accumulation Trust Managed Portfolio                     OpCap Advisors
ISC              OCC Accumulation Trust Small Cap Portfolio                   OpCap Advisors
IUS              OCC Accumulation Trust U.S. Government Income Portfolio      OpCap Advisors
IGR              Oppenheimer Capital Appreciation Fund/VA                     OppenheimerFunds, Inc.
IHI              Oppenheimer High Income Fund/VA                              OppenheimerFunds, Inc.
IDI              Putnam VT Diversified Income Fund - Class IA Shares          Putnam Investment Management, LLC
IPD              Putnam VT Diversified Income Fund - Class IB Shares          Putnam Investment Management, LLC
IGI              Putnam VT Growth and Income Fund - Class IA Shares           Putnam Investment Management, LLC
IPG              Putnam VT Growth and Income Fund - Class IB Shares           Putnam Investment Management, LLC
IHY              Putnam VT High Yield Fund - Class IA Shares                  Putnam Investment Management, LLC
IPH              Putnam VT High Yield Fund - Class IB Shares                  Putnam Investment Management, LLC
INO              Putnam VT New Opportunities Fund - Class IA Shares           Putnam Investment Management, LLC
IPV              Putnam VT Voyager Fund - Class IB Shares                     Putnam Investment Management, LLC
---------------- -----------------------------------------------------------  ----------------------------------------------

1 American Express Financial  Corporation  (AEFC) is the investment  adviser.
2 AEFC  is  the  investment   adviser  and  American   Express  Asset Management
  International, Inc. is the sub-investment adviser.
3 Effective Oct. 22, 1999, GT Global  Variable  Latin  America  Fund and GT
  Global  Variable  New Pacific Fund merged  into AIM V.I.International Equity
  Fund.  Subaccount  ILA and IPA net assets were transferred to subaccount IIN.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by American Centurion Life.

American Centurion Life issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold.
The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized  appreciation  or  depreciation  of investments  in the  accompanying
financial   statements   represents  the   subaccounts'   share  of  the  Funds'
undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

American Centurion Life is taxed as a life insurance company. The Account is treated as part of American Centurion Life for federal income tax purposes.
Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. MORTALITY AND EXPENSE RISK FEE

American Centurion Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account.
The mortality and expense risk fee paid to American Centurion Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the subaccounts.

4. ADMINISTRATIVE CHARGE

American Centurion Life deducts a daily charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount as an administrative charge. This charge covers certain administrative and operating expenses of the subaccounts incurred by American Centurion Life such as accounting, legal and data processing fees, and expenses involved in the preparation and distribution of reports and prospectuses. This charge cannot be increased.

5. CONTRACT ADMINISTRATIVE CHARGE

American Centurion Life deducts a contract administrative charge of $30 per year on each contract anniversary. This charge cannot be increased and does not apply after annuity payouts begin. American Centurion Life does not expect to profit from this charge. This charge reimburses American Centurion Life for expenses incurred in establishing and maintaining the annuity records. This charge is waived when the contract value is $50,000 or more on the current contract anniversary. The $30 annual charge is deducted at the time of any full surrender.

6. WITHDRAWAL CHARGE

American Centurion Life will use a withdrawal charge to help it recover certain expenses relating to the sale of the annuity. The withdrawal charge is deducted for withdrawals up to the first seven payment years following a purchase payment. Charges by American Centurion Life for withdrawals are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $19,059 in 2000 and $6,481 in 1999. Such charges are not treated as a separate expense of the subaccounts. They are ultimately deducted from contract withdrawal benefits paid by American Centurion Life. This charge is waived if the withdrawal meets certain provisions as stated in the contract.

7. INVESTMENT IN SHARES

The subaccounts' investments in shares of the Funds as of Dec. 31, 2000 were as follows:

Subaccount      Investment                                                      Shares      NAV
-------------------------------------------------------------------------------------------------
ISI             AXP(R)Variable Portfolio - Bond Fund                            98,839     $10.37
ICR             AXP(R)Variable Portfolio - Capital Resource Fund                44,919      26.57
IMS             AXP(R)Variable Portfolio - Cash Management Fund                 61,745       1.00
IIE             AXP(R)Variable Portfolio - International Fund                   19,722      11.50
IMG             AXP(R)Variable Portfolio - Managed Fund                        147,041      17.68
IGD             AXP(R)Variable Portfolio - New Dimensions Fund(R)                8,293      19.21
IAG             AXP(R)Variable Portfolio - Strategy Aggressive Fund             44,285      12.46
IGN             AIM V.I. Growth and Income Fund                                 35,465      26.19
IIN             AIM V.I. International Equity Fund                              15,249      20.12
IVA             AIM V.I. Value Fund                                             34,791      27.31
IIG             American Century VP Income and Growth                           44,136       7.11
IVL             American Century VP Value                                       33,889       6.67
ISB             Janus Aspen Series Balanced Portfolio: Institutional Shares    179,822      24.31
IWG             Janus Aspen Series Worldwide Growth Portfolio: Institutional
                Shares                                                          26,556      36.98
IEQ             OCC Accumulation Trust Equity Portfolio                          5,120      36.09
IMD             OCC Accumulation Trust Managed Portfolio                        38,962      43.20
ISC             OCC Accumulation Trust Small Cap Portfolio                       8,174      32.25
IUS             OCC Accumulation Trust U.S. Government Income Portfolio        107,104      10.50
IGR             Oppenheimer Capital Appreciation Fund/VA                        16,990      46.63
IHI             Oppenheimer High Income Fund/VA                                 37,849       9.27
IDI             Putnam VT Diversified Income Fund - Class IA Shares             58,333       9.15
IPD             Putnam VT Diversified Income Fund - Class IB Shares             61,364       9.11
IGI             Putnam VT Growth and Income Fund - Class IA Shares              76,582      25.85
IPG             Putnam VT Growth and Income Fund - Class IB Shares              75,376      25.76
IHY             Putnam VT High Yield Fund - Class IA Shares                     76,406       8.98
IPH             Putnam VT High Yield Fund - Class IB Shares                     33,215       8.97
INO             Putnam VT New Opportunities Fund - Class IA Shares              27,187      29.89
IPV             Putnam VT Voyager Fund - Class IB Shares                        32,992      48.64

8. INVESTMENT TRANSACTIONS

The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, were as follows:

                                                                                             Year ended Dec. 31,
Subaccount       Investment
                                                                                          2000               1999
---------------- ----------------------------------------------------------------- ------------------- ------------------
ISI              AXP(R)Variable Portfolio - Bond Fund                                       $ 253,753          $ 447,556
ICR              AXP(R)Variable Portfolio - Capital Resource Fund                             339,037            445,976
IMS              AXP(R)Variable Portfolio - Cash Management Fund                              162,956             20,188
IIE              AXP(R)Variable Portfolio - International Fund                                144,591            140,965
IMG              AXP(R)Variable Portfolio - Managed Fund                                      708,010            695,004
IGD              AXP(R)Variable Portfolio - New Dimensions Fund(R)                             74,003            106,308
IAG              AXP(R)Variable Portfolio - Strategy Aggressive Fund                          377,025            265,284
IGN              AIM V.I. Growth and Income Fund                                              576,311            489,818
IIN              AIM V.I. International Equity Fund                                           110,347            434,314
IVA              AIM V.I. Value Fund                                                          500,054            641,323
IIG              American Century VP Income and Growth                                        163,239            204,615
IVL              American Century VP Value                                                    130,538            121,036
ILA1             GT Global Variable Latin America Fund                                             --              8,498
IPA1             GT Global Variable New Pacific Fund                                               --              1,205
ISB              Janus Aspen Series Balanced Portfolio: Institutional Shares                2,468,970          2,323,228
IWG              Janus Aspen Series Worldwide Growth Portfolio: Institutional                 822,507            360,860
                 Shares
IEQ              OCC Accumulation Trust Equity Portfolio                                       81,724            106,768
IMD              OCC Accumulation Trust Managed Portfolio                                     320,836            272,213
ISC              OCC Accumulation Trust Small Cap Portfolio                                    80,810            118,905
IUS              OCC Accumulation Trust U.S. Government Income Portfolio                      142,463            258,642
IGR              Oppenheimer Capital Appreciation Fund/VA                                     386,872            420,313
IHI              Oppenheimer High Income Fund/VA                                              144,045            278,257
IDI              Putnam VT Diversified Income Fund - Class IA Shares                           63,958             77,360
IPD              Putnam VT Diversified Income Fund - Class IB Shares                          186,812            449,161
IGI              Putnam VT Growth and Income Fund - Class IA Shares                           315,246            445,566
IPG              Putnam VT Growth and Income Fund - Class IB Shares                         1,037,353          1,003,733
IHY              Putnam VT High Yield Fund - Class IA Shares                                  114,652            134,627
IPH              Putnam VT High Yield Fund - Class IB Shares                                  120,512            251,807
INO              Putnam VT New Opportunities Fund - Class IA Shares                           310,316            218,297
IPV              Putnam VT Voyager Fund - Class IB Shares                                   1,181,692            733,150
---------------- ----------------------------------------------------------------- ------------------- ------------------
                 Combined Variable Account                                                $11,318,632        $11,474,977
---------------- ----------------------------------------------------------------- ------------------- ------------------

1 Effective  Oct. 22, 1999, GT Global  Variable Latin America Fund and GT Global
Variable  New  Pacific  Fund  merged into AIM V.I.  International  Equity  Fund.
Subaccount ILA and IPA net assets were transferred to subaccount IIN.


Report of Independent Auditors

The Board of Directors
American Centurion Life Assurance Company

We have audited the accompanying balance sheets of American Centurion Life Assurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) as of December 31, 2000 and 1999, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 2000. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Centurion Life Assurance Company at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States.

February 8, 2001
Minneapolis, Minnesota

AMERICAN CENTURION LIFE ASSURANCE COMPANY
BALANCE SHEETS
December 31,
($ thousands, except share amounts)

ASSETS                                                       2000        1999
                                                             ----        ----
Investments:
  Fixed maturities:
    Held to maturity, at amortized cost (fair value:
      2000, $5,276; 1999, $10,939)                        $  5,288     $ 10,971
    Available for sale, at fair value (amortized cost:
      2000, $338,663; 1999, $315,486)                      325,757      297,251
                                                           -------      -------
                                                           331,045      308,222
  Mortgage loans on real estate                             25,425       11,691
                                                            ------       ------
Total investments                                          356,470      319,913
Cash and cash equivalents                                    8,119        7,159
Amounts recoverable from reinsurers                          2,312        2,389
Amount due from brokers                                        219           --
Accrued investment income                                    5,482        4,974
Deferred policy acquisition costs                           17,316       16,823
Deferred income taxes                                        4,431        6,201
Other assets                                                    81           77
Separate account assets                                     29,718       24,597
                                                            ------       ------
     Total assets                                         $424,148     $382,133
                                                          ========     ========

AMERICAN CENTURION LIFE ASSURANCE COMPANY
BALANCE SHEETS
December 31,
($ thousands, except share amounts)

LIABILITIES AND STOCKHOLDER'S EQUITY                         2000        1999
                                                             ----        ----
Liabilities:
  Future policy benefits:
    Fixed annuities                                       $347,509     $317,709
    Traditional life insurance                               1,616        1,653
    Disability income insurance                                 85           85
  Policy claims and other policyholders' funds               1,601          672
  Other liabilities                                            680          701
  Separate account liabilities                              29,718       24,597
                                                            ------       ------
      Total liabilities                                    381,209      345,417
                                                           -------      -------

Commitment and contingencies

Stockholder's equity:
  Capital stock, $10 par value per share;
    100,000 shares authorized, issued and outstanding        1,000        1,000
  Additional paid-in capital                                26,600       26,600
  Accumulated other comprehensive loss:
    Net unrealized securities losses                        (7,104)     (11,102)
  Retained earnings                                         22,443       20,218
                                                            ------       ------
      Total stockholder's equity                            42,939       36,716
                                                            ------       ------

Total liabilities and stockholder's equity                $424,148     $382,133
                                                          ========     ========

See accompanying notes.


AMERICAN CENTURION LIFE ASSURANCE COMPANY
STATEMENTS OF INCOME
Years ended December 31,
($ thousands)

                                                                  2000             1999            1998
                                                                  ----             ----            ----
Revenues:
  Credit life insurance                                         $    50          $    --         $    --
  Net investment income                                          25,851           23,693          18,990
  Contractholder charges                                            836              760             568
  Mortality and expense risk fees                                   404              242              87
  Net realized (loss) gain on investments                        (1,835)             153              39
                                                                 ------              ---              --
    Total revenues                                               25,306           24,848          19,684
                                                                 ------           ------          ------
Benefits and expenses:
  Credit life insurance                                              13               --              --
  Death and other benefits on investment contracts                  139             (117)             72
  Interest credited on investment contracts                      17,165           15,290          12,838
  Amortization of deferred policy acquisition costs               1,691            1,413             624
  Other operating expenses                                        2,062            2,511           2,260
                                                                  -----            -----           -----
    Total expenses                                               21,070           19,097          15,794
                                                                 ------           ------          ------

Income before income taxes                                        4,236            5,751           3,890


Income taxes                                                      2,011            2,426           1,574
                                                                  -----            -----           -----

Net income                                                      $ 2,225          $ 3,325         $ 2,316
                                                                =======          =======         =======

See accompanying notes.



AMERICAN CENTURION LIFE ASSURANCE COMPANY
STATEMENTS OF STOCKHOLDER'S EQUITY
Three years ended December 31,
($ thousands)

                                                                                                Accumulated
                                                                                                   Other
                                                       Total                     Additional    Comprehensive
                                                   Stockholder's     Capital       Paid-In    (Loss) Income,     Retained
                                                      Equity          Stock        Capital       Net of Tax      Earnings
Balance, January 1, 1998                             $ 35,316        $1,000        $16,600        $ 3,139        $ 14,577
Comprehensive income:
  Net income                                            2,316            --             --             --           2,316
  Unrealized holding losses arising
    during the year, net of deferred
    policy acquisition costs of $135 and
    taxes of $327                                        (608)           --             --           (646)             --
  Reclassification adjustment for gains
    included in net income, net of tax of $10             (19)           --             --             19              --
                                                          ---                                          --
  Other comprehensive loss                               (627)           --             --           (627)             --
                                                         ----
  Comprehensive income                                  1,689
Capital contribution from IDS Life                     10,000            --         10,000             --              --
                                                       ------         -----         ------          -----          ------

Balance, December 31, 1998                             47,005         1,000         26,600          2,512          16,893
Comprehensive income:
  Net income                                            3,325            --             --             --           3,325
  Unrealized holding losses arising
    during the year, net of deferred
    policy acquisition costs of $1,680, and
    taxes of $7,216                                   (13,401)           --             --        (13,401)             --
  Reclassification adjustment for gains
    included in net income, net of tax of $114           (213)           --             --           (213)             --
                                                         ----                                        ----
  Other comprehensive loss                            (13,614)           --             --        (13,614)             --
                                                      -------                                     -------
  Comprehensive loss                                  (10,289)
                                                      -------        ------        -------       --------        --------
Balance, December 31, 1999                           $ 36,716        $1,000        $26,600       $(11,102)       $ 20,218



AMERICAN CENTURION LIFE ASSURANCE COMPANY
STATEMENTS OF STOCKHOLDER'S EQUITY (continued)
Three years ended December 31,
($ thousands)
                                                                                                Accumulated
                                                                                                   Other
                                                       Total                      Additional   Comprehensive
                                                   Stockholder's     Capital       Paid-In     (Loss) Income,    Retained
                                                      Equity          Stock        Capital       Net of Tax      Earnings
Balance, December 31, 1999                            $36,716        $1,000        $26,600       $(11,102)        $20,218
Comprehensive income:
  Net income                                            2,225            --             --             --           2,225
  Unrealized holding gains arising
    during the year, net of deferred
    policy acquisition costs of $(991), and
    taxes of $(2,085)                                   3,873            --             --          3,873              --
  Reclassification adjustment for gains
    Included in net income, net of tax of ($67)           125            --             --            125              --
                                                          ---                                         ---
  Other comprehensive income                            3,998            --             --          3,998              --
                                                        -----
  Comprehensive income                                  6,223
                                                        -----        ------        -------       --------         -------
Balance, December 31, 2000                            $42,939        $1,000        $26,600       $ (7,104)        $22,443
                                                      =======        ======        =======       ========         =======

See accompanying notes.



AMERICAN CENTURION LIFE ASSURANCE COMPANY
STATEMENTS OF CASH FLOWS
Years ended December 31,
($ thousands)

                                                                   2000                      1999                      1998
                                                                   ----                      ----                      ----
Cash flows from operating activities:
  Net income                                                   $  2,225                  $  3,325                   $ 2,316
  Adjustments to reconcile net income to net cash
    used in operating activities:
      Change in amounts recoverable from reinsurers                  77                       126                       213
      Change in accrued investment income                          (508)                     (610)                   (1,244)
      Change in deferred policy acquisition costs, net           (1,484)                   (2,279)                   (3,718)
      Change in other assets                                         (4)                       (8)                    1,522
      Change in liabilities for future policy benefits for
        traditional life and disability income insurance            (37)                     (211)                     (160)
      Change in policy claims and other
        policyholders' funds                                        929                    (1,376)                     (257)
      Deferred income tax benefit                                  (383)                     (629)                     (295)
      Change in other liabilities                                   (21)                      238                      (278)
      (Accretion of discount)
        amortization of premium, net                               (156)                     (408)                      (46)
      Net realized loss (gain) on investments                     1,835                      (153)                      (39)
      Other, net                                                    (36)                     (125)                       (1)
                                                                    ---                      ----                        --
        Net cash provided by (used in) operating activities       2,437                    (2,110)                   (1,987)
                                                                  -----                    ------                    ------

Cash flows from investing activities:
  Fixed maturities held to maturity:
    Maturities                                                    5,643                     2,884                     3,770
  Fixed maturities available for sale:
    Purchases                                                   (51,739)                  (83,722)                  (87,699)
    Maturities                                                   24,242                    24,965                    22,581
    Sales                                                         4,558                    13,480                     6,695
  Mortgage loans on real estate:
    Purchases                                                   (14,075)                  (11,744)                       --
    Sales                                                           313                        53                        --
  Change in due from brokers                                       (219)                       --                    (4,941)
                                                                   ----                   -------                    ------
      Net cash used in investing activities                     (31,277)                  (54,084)                  (59,594)
                                                                -------                   -------                   -------

Cash flows from financing activities:
  Activity related to investment contracts:
    Considerations received                                      51,970                    69,806                    78,367
    Surrenders and other benefits                               (39,335)                  (35,735)                  (29,388)
    Interest credited to account balances                        17,165                    15,290                    12,838
  Capital contribution from parent                                   --                        --                    10,000
                                                                 ------                    ------                    ------

      Net cash provided by financing activities                  29,800                    49,361                    71,817
                                                                 ------                    ------                    ------

Net increase (decrease) in cash and cash equivalents                960                    (6,833)                   10,236

Cash and cash equivalents at beginning of year                    7,159                    13,992                     3,756
                                                                  -----                    ------                     -----

Cash and cash equivalents at end of year                       $  8,119                  $  7,159                   $13,992
                                                               ========                  ========                   =======

See accompanying notes.


AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
($ thousands)

1. Summary of significant accounting policies

Nature of business

American Centurion Life Assurance Company (the Company) is a stock life insurance company that is domiciled in New York and licensed to transact insurance business in New York, Alabama and Delaware. The Company's principal product is deferred annuities which are issued primarily to individuals who are New York residents. It offers single premium and installment premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company distributes its products through financial institutions or on a direct response basis, primarily to American Express cardmembers.

Basis of presentation

The Company is a  wholly-owned  subsidiary  of IDS Life  Insurance  Company (IDS
Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (see Note 4).

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive (loss) income, net of the related deferred policy acquisition costs effect and deferred income taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (continued)
($ thousands)

1. Summary of significant accounting policies (continued)

Impairment  of mortgage  loans is measured as the excess of the loan's  recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Statements of cash flows

The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                     2000             1999            1998
                                     ----             ----            ----
Cash paid during the year for:
  Income taxes                     $2,677           $2,700             $42
  Interest on borrowings               96               11             332

Recognition of profits on annuity contracts

Profits on fixed and variable deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits on fixed annuities represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses. Profits on variable annuities represent the excess of contractholder charges over the costs of benefits provided and other expenses.

Contractholder charges include surrender charges and fees collected regarding the issue and administration of annuity contracts.

AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (continued)
($ thousands)

1. Summary of significant accounting policies (continued)

Deferred policy acquisition costs

The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on annuity contracts. The deferred acquisition costs for most deferred annuities and installment annuities are amortized using primarily the interest method. The costs for certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies.

Amortization of deferred policy acquisition costs requires the use of assumptions including interest margins, mortality margins, persistency rates, maintenance expense levels and, for variable products, separate account performance. For deferred annuities, actual experience is reflected in the Company's amortization models monthly. As actual experience differs from the current assumptions, management considers the need to change key assumptions underlying the amortization models prospectively. The impact of changing prospective assumptions is reflected in the period that such changes are made and is generally referred to as an unlocking adjustment. During 2000, 1999, and 1998,unlocking adjustments were not significant.

Liabilities for future policy benefits

Liabilities for universal-life type insurance and fixed and variable deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Federal income taxes

The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 2000 and 1999 are $155 payable to and $335 receivable from IDS Life for federal income taxes, respectively.

Separate account business

The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (continued)
($ thousands)

1. Summary of significant accounting policies (continued)

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and the beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate accounts for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

Accounting Changes

In June 1998, the Financial Accounting Standards Board (FASB) issued, and subsequently amended, Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities," which the company adopted on January 1, 2001. This Statement establishes accounting and reporting standards for derivative instruments, including some embedded in other contracts, and hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value. Changes in the fair value of a derivative will be recorded in income or directly to equity, depending on the instrument's designated use.

A one-time opportunity to reclassify held-to-maturity investments to available-for-sale is allowed without tainting the remaining securities in the held-to-maturity portfolio. The Company has elected to take this opportunity to reclass its held-to-maturity investments to available-for-sales.

As of January 1, 2001, the cumulative impact of applying the Statement's accounting requirements will not have a significant impact on the Company's financial position or results of operations.

In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," superceding SFAS No. 125. The Statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. The Statement is effective for recognition and reclassification of collateral and for disclosures relating to securitization transactions and collateral for fiscal years ending after December 15, 2000. The company does not expect SFAS No. 140 to have a material impact on the company's financial position or results of operations.

In July 2000, the FASB's Emerging Issues Task Force (EITF) issued a consensus on Issue 99-20, "Recognition of Interest Income and Impairment on Purchased Beneficial Interests in Securitized Financial Assets." The consensus must be adopted for fiscal quarters beginning after March 15, 2001, with earlier adoption permitted. Issue 99-20 prescribes new procedures for recording interest income and measuring impairment on retained and purchased beneficial interests. Application of the provisions of the consensus will not have a material impact on the Company's financial position or results of operations.

Reclassifications

Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentation.


AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (continued)
($ thousands)

2. Investments

Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 2000 are as follows:

                                                             Gross             Gross
                                         Amortized        Unrealized        Unrealized          Fair
Held to maturity                            Cost             Gains            Losses            Value
Corporate bonds and obligations           $  4,624          $    43           $    73          $  4,594
Mortgage-backed securities                     664               18                --               682
                                               ---               --           -------               ---
                                          $  5,288          $    61           $    73          $  5,276
                                          ========          =======           =======          ========
Available for sale
U.S. Government agency obligations        $  1,054          $    34           $    --          $  1,088
State and municipal obligations                505                7                --               512
Corporate bonds and obligations            205,141            1,319            15,812           190,648
Mortgage-backed securities                 131,963            2,208               662           133,509
                                           -------            -----               ---           -------
                                          $338,663          $ 3,568           $16,474          $325,757
                                          ========          =======           =======          ========

The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1999 are as follows:

                                                             Gross             Gross
                                         Amortized        Unrealized        Unrealized          Fair
Held to maturity                            Cost             Gains            Losses            Value
Corporate bonds and obligations           $ 10,006             $ 53           $   115          $  9,944
Mortgage-backed securities                     965               30                --               995
                                               ---               --           -------               ---
                                          $ 10,971             $ 83           $   115          $ 10,939
                                          ========             ====           =======          ========
Available for sale
U.S. Government agency obligations        $  1,064             $ --           $    21          $  1,043
State and municipal obligations                900                6                --               906
Corporate bonds and obligations            211,606              632            14,716           197,522
Mortgage-backed securities                 101,916              113             4,249            97,780
                                           -------              ---             -----            ------
                                          $315,486             $751           $18,986          $297,251
                                          ========             ====           =======          ========


AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (continued)
($ thousands)

2. Investments (continued)

The amortized cost and fair value of investments in fixed maturities at December 31, 2000 by contractual maturity are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                             Amortized           Fair
Held to maturity                                Cost             Value
Due from one to five years                    $ 3,259           $ 3,301
Due in more than ten years                      1,365             1,293
Mortgage-backed securities                        664               682
                                                  ---               ---
                                              $ 5,288           $ 5,276
                                              =======           =======

                                             Amortized           Fair
Available for sale                              Cost             Value
Due from one to five years                   $ 19,069          $ 17,722
Due from five to ten years                    117,074           107,889
Due in more than ten years                     70,557            66,637
Mortgage-backed securities                    131,963           133,509
                                              -------           -------
                                             $338,663          $325,757
                                             ========          ========

Fixed maturities available for sale were sold during 2000 with proceeds of $4,558 and gross realized gains and losses of $149 and $342, respectively. Fixed maturities available for sale were sold during 1999 with proceeds of $13,480 and gross realized gains and losses of $419 and $92, respectively. Fixed maturities available for sale were sold during 1998 with proceeds of $6,695 and gross realized gains and losses of $253 and $224, respectively.

At December 31, 2000, bonds carried at $1,054 were on deposit with various states as required by law.

At December 31, 2000, fixed maturities comprised 93 percent of the Company's total invested assets.


AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (continued)
($ thousands)

2. Investments (continued)

Securities are rated by Moody's and Standard & Poor's (S&P), except for approximately $45 million of securities which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

Rating                                           2000              1999
                                                 ----              ----
Aaa/AAA                                      $133,705          $103,877
Aaa/AA                                          1,000                --
Aa/AA                                           3,412             6,297
Aa/A                                            5,989             4,751
A/A                                            30,611            30,560
A/BBB                                           9,844             8,903
Baa/BBB                                       112,273           129,337
Baa/BB                                          2,995             4,427
Below investment grade                         44,122            38,305
                                               ------            ------
                                             $343,951          $326,457
                                             ========          ========

At December 31, 2000, approximately 79 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than ten percent of stockholder's equity.

At December 31, 2000, approximately 7 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                        December 31, 2000                                   December 31,1999
                              On Balance               Commitments               On Balance                 Commitments
Region                           Sheet                 to Purchase                  Sheet                   to Purchase
Middle Atlantic                  $1,249                     $   --                   $ 1,279                    $   --
East North Central                5,632                         --                     4,483                       106
East South Central                1,641                         --                        --                        --
Mountain                          3,464                      1,000                     2,000                        --
South Atlantic                    3,613                         --                        --                     2,544
West North Central                5,376                      1,175                     2,284                        --
West South Central                2,757                         --                        --                        --
New England                       1,721                         --                     1,645                        --
                                  -----                     ------                     -----                    ------
                                $25,453                     $2,175                   $11,691                    $2,650
Less reserve for losses              28                         --                        --                        --
                                -------                     ------                   -------                    ------
                                $25,425                     $2,175                   $11,691                    $2,650
                                =======                     ======                   =======                    ======



Investments (continued)
                                        December 31, 2000                                   December 31, 1999
                              On Balance               Commitments               On Balance                 Commitments
Property type                    Sheet                 to Purchase                  Sheet                   to Purchase
Department/retail stores        $ 9,177                     $1,000                   $ 4,527                    $   --
Apartments                        2,337                         --                     1,093                     1,299
Office buildings                 10,340                      1,175                     5,035                     1,245
Mixed Use                         1,497                         --                        --                        --
Industrial buildings              2,102                         --                     1,036                       106
                                  -----                     ------                     -----                       ---
                                $25,453                     $2,175                   $11,691                    $2,650
Less reserve for losses              28                         --                        --                        --
                                -------                     ------                   -------                    ------
                                $25,425                     $2,175                   $11,691                    $2,650
                                =======                     ======                   =======                    ======

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 2000 and 1999, the Company's recorded investment in impaired loans was $nil.

At December 31, 2000, the Company had no commitments to purchase investments other than mortgage loans.

Net investment income for the years ended December 31 is summarized as follows:
                                             2000           1999           1998
                                             ----           ----           ----
Interest on fixed maturities              $24,510        $22,822        $19,338
Interest on mortgage loans                  1,396            281             --
Interest on cash equivalents                  215            277            131
Other                                         183            585            132
                                              ---            ---            ---
                                           26,304         23,965         19,601
Less investment expenses                      453            272            611
                                              ---            ---            ---
                                          $25,851        $23,693        $18,990
                                          =======        =======        =======

Net realized (loss) gain on investments was ($1,835), $153 and $39 for the years ended December 31, 2000, 1999 and 1998, respectively.

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                             2000           1999           1998
                                             ----           ----           ----
Fixed maturities available for sale        $7,142       $(22,625)         $(831)



AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (continued)
($ thousands)

3. Income taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense for the years ended December 31, consists of the following:
                                             2000           1999           1998
                                             ----           ----           ----
Federal income taxes:
Current                                    $1,562         $2,417         $1,544
Deferred                                     (383)          (629)          (295)
                                             ----           ----           ----
                                            1,179          1,788          1,249
State income taxes-current                    832            638            325
                                              ---            ---            ---
Income tax expense                         $2,011         $2,426         $1,574
                                           ======         ======         ======

Increases  (decreases)  to the income tax provision  applicable to pretax income based on the statutory  rate for the years ended  December 31, are  attributable to:
                                               2000                     1999                      1998
                                               ----                     ----                      ----
                                      Provision     Rate        Provision    Rate          Provision     Rate
Federal income taxes based
  on the statutory rate                $1,483      35.0%          $2,013     35.0%          $1,361      35.0%
Increases are attributable to:
  State tax, net                          540      12.8              415      7.2              211       5.4
  Other, net                              (12)     (0.3)              (2)      --                2       0.1
                                          ---      ----               --     ----           ------       ---
Total income taxes                     $2,011      47.5%          $2,426     42.2%          $1,574      40.5%
                                       ======      ====           ======     ====           ======      ====

Significant   components  of  the  Company's  deferred  income  tax  assets  and liabilities as of December 31 are as follows:

Deferred income tax assets:                                 2000           1999
                                                            ----           ----
Policy reserves                                          $ 4,511        $ 4,326
Investments
Other                                                      3,686          6,070
Total deferred income tax assets                             507             --
                                                             ---         ------
Deferred income tax liabilities:                           8,704         10,396
                                                           -----         ------
Deferred policy acquisition costs                          4,273          3,900
Other                                                         --            295
                                                           -----            ---
Total deferred income tax liabilities                      4,273          4,195
                                                           -----          -----
Net deferred income tax assets
                                                         $ 4,431        $ 6,201
                                                         =======        =======

The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.


AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (continued)
($ thousands)

4. Stockholder's equity

Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by the New York Department of Insurance. All dividend distributions must be approved by the New York Department of Insurance. Statutory unassigned (deficit) surplus aggregated $(857) and $9,149 as of December 31, 2000 and 1999, respectively (see note 9 for a reconciliation of net income and stockholder's equity per the accompanying financial statements to statutory net income and surplus).

The National Association of Insurance Commissioners (NAIC) revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual will be effective January 1, 2001. New York has adopted the provisions of the revised manual with modifications. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare their statutory-basis financial statements. Management believes the impact of these changes to the Company's statutory-basis capital and surplus as of January 1, 2001 will not be significant.

5. Related party transactions

The Company participates in the American Express Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $4, $4 and $3 in 2000, 1999 and 1998, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2000, 1999 and 1998 were $23, $19 and $19, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. Costs of these plans charged to operations in 2000, 1999 and 1998 were $nil.

Charges by IDS Life and AEFC for use of joint facilities, marketing services and other services aggregated $2,842, $2,751 and $2,910 for 2000, 1999 and 1998,
respectively. Certain of these costs are included in deferred policy acquisition costs.

6. Lines of credit

The Company has an available line of credit with AEFC of $10,000 at AEFC's cost of funds. The interest rate for the line of credit is established by reference to various indicies plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 2000 or 1999.


AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (continued)
($ thousands)

7. Commitments and contingencies

In January 2000, AEFC reached an agreement in principle to settle three class-action lawsuits related to the sales of insurance and annuity products, anticipated to provide for approximately $215 million of benefits. The Company had been named as a co-defendant in one of these lawsuits. In September 2000, the court gave preliminary approval to the proposed settlement and AEFC has mailed notices to all of the over two million class members. A fairness hearing is scheduled for March 2001, with final approval anticipated in the second quarter, pending any legal appeals. The anticipated costs of settlement remain unchanged from 1999. The portion of the settlement allocated to the Company did not have a material impact on the Company's financial position or results of operations. The agreement also provides for release by class members of all insurance and annuity market conduct claims dating back to 1985 and is subject to a number of contingencies, including final court approval.

The Company has an agreement whereby it ceded 100 percent of a block of individual life insurance and individual annuities to an unaffiliated company.
At December 31, 2000 and 1999,  traditional life insurance  in-force  aggregated
$149,970  and  $168,830,  respectively,  of which  $149,735  and  $168,595  were reinsured at the respective year ends. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $1,273, $1,289 and $1,354 for the years ended December 31, 2000, 1999 and 1998. Reinsurance recovered from reinsurers amounted to $(193), $1,602 and $601 for the years ended December 31, 2000, 1999 and 1998. Reinsurance contracts do not relieve the Company from its primary obligations to policyholders.

8. Fair values of financial instruments

The Company discloses fair value information for most balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                 December 31,
                                                             2000                                             1999
                                                             ----                                             ----
                                               Carrying                   Fair                  Carrying                   Fair
Financial Assets                                 Amount                  Value                    Amount                  Value
Investments in fixed maturities (Note 2)
  Held to maturity                             $  5,288               $  5,276                  $ 10,971               $ 10,939
  Available for sale                            325,757                325,757                   297,251                297,251
Mortgage loans on real estate (Note 2)           25,425                 26,212                    11,691                 11,182
Cash and cash equivalents (Note 1)                8,119                  8,119                     7,159                  7,159
Separate account assets                          29,718                 29,718                    24,597                 24,597

Financial Liabilities
Future policy benefits for fixed annuities     $347,160               $335,190                  $317,600               $305,733
Separate account liabilities                     29,718                 28,135                    24,597                 23,394


AMERICAN CENTURION LIFE ASSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (continued)
($ thousands)

8. Fair values of financial instruments (continued)

At December 31, 2000 and 1999, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $349 and $109 respectively. The fair value of these benefits is based on the status of the annuities at December 31, 2000 and 1999. The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 2000 and 1999.

9. Statutory insurance accounting practices

Reconciliations of net income for the years ended December 31 and stockholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

                                                      2000       1999      1998
                                                      ----       ----      ----
Net income, per accompanying financial statements $  2,225   $  3,325  $  2,316
Deferred policy acquisition costs                   (1,463)    (2,279)   (3,719)
Adjustments of future policy benefit liabilities    (7,537)     2,793     2,540
Deferred federal income tax benefit                   (383)      (629)     (295)
IMR gain/loss transfer and amortization                147       (230)     (148)
Deferred surrender charge                              235        513       665
Other, net                                           1,590        175      (252)
                                                     -----        ---      ----
Net (loss) income, on basis of statutory
  accounting practices                            $ (5,186)  $  3,668  $  1,107
                                                   =======    =======   =======

Stockholder's equity, per accompanying
  financial statements                            $ 42,939   $ 36,716  $ 47,005
Deferred policy acquisition costs                  (17,316)   (16,823)  (12,864)
Adjustments of future policy benefit liabilities     2,768     10,361     8,694
Adjustments of reinsurance ceded reserves           (2,312)    (2,390)   (2,515)
Deferred federal income taxes                       (4,431)    (6,201)    1,758
Asset valuation reserve                             (4,937)    (4,021)   (2,986)
Net unrealized loss (gain) on investments           12,934     18,408    (4,390)
Interest maintenance reserve                          (311)      (456)     (227)
Other, net                                          (2,591)     1,155       637
                                                    ------      -----       ---
Statutory capital and surplus                     $ 26,743   $ 36,749  $ 35,112
                                                  ========   ========  ========






# vn0

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial Statements included in Part B of this Registration Statement:

     The audited  financial  statement of ACL Variable  Account 2:

     Statements of Net Assets for year ended Dec. 31, 2000;
     Statements of Operations  for year ended Dec.  31,  2000;
     Statements of Changes in Net Assets for years ended Dec. 31, 2000. Notes to Financial Statements.
     Report of Independent Auditors for ACL Variable Annuity Account 2 dated March 23, 2001.

     The audited  financial  statements  of American  Centurion  Life  Assurance
     Company:

     Balance sheets as of Dec. 31, 2000 and 1999; and Related statements of income, stockholder's equity and cash flows for the years ended Dec. 31, 2000, 1999 and 1998.
     Notes to Financial Statements
     Report of Independent Auditors dated Feb. 8, 2001.

(b)  Exhibits:

1. Certificate establishing the ACL Variable Annuity Account 2 dated December 1, 1995, filed electronically as Exhibit 1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

2.   Not applicable.

3.   Form of Variable Annuity  Distribution  Agreement filed  electronically  as
     Exhibit 3 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

4.1 Form of Flexible Payment Deferred Annuity Contract (form 45054), filed electronically as Exhibit 4.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

4.2 Form of Annuity Endorsement (form 45065) filed on or about June 22, 1998, filed electronically as Exhibit 4.2 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

5. Application for American Centurion Life Variable Annuity (form 45055), filed electronically as Exhibit 5.1 to Pre-Effective Amendment No. 2 to Registration Statement No. 333-00519, filed on or about April 30, 1997, is incorporated herein by reference.

6.1 Amended and Restated By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.2 Amended and Restated Articles of Incorporation of American Centurion Life Assurance Company, filed electronically as Exhibit 6.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

6.3 Emergency By-Laws of American Centurion Life Assurance Company, filed electronically as Exhibit 6.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

7.   Not applicable.

8.1 Copy of Amendment 1 to Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and American Centurion Life Assurance Company, dated October 14, 1998, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and American Centurion Life Assurance Company, dated April 30, 1997, filed electronically as Exhibit 8.1 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.2 Copy of Amendment No. 1 to Participation Agreement by and among OCC Accumulation Trust, American Centurion Life Assurance Company and OCC Distributors, dated October 14, 1998, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement by and among OCC Accumulation Trust and American Centurion Life Assurance Company and OCC Distributors, dated September 17, 1997, filed electronically as Exhibit 8.2 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.3 Form of Extension of Participation Agreement Termination date among American Centurion Life Assurance Company, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and G.T. Global Inc., dated October 20, 1998, and Copy of Notice of Termination of Participation Agreement among American Centurion Life Assurance Company, G.T. Global Variable Investment Trust, G.T. Global Variable Investment Series and G.T. Global, Inc., dated August 25, 1998, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement among American Centurion Life Assurance
     Company and GT Global Variable Investment Trust and GT Global Variable Investment Series and GT Global, Inc., dated May 30, 1997, filed electronically as Exhibit 8.3 to Pre-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.4 Copy of Amendment No. 1 to Fund Participation Agreement, by and among American Centurion Life Assurance Company, American Century Investment Management, Inc. and American Century Variable Portfolios Inc., dated August 21, 1998, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement by and among American Centurion Life Assurance Company, TCI Portfolios, Inc. and Investors Research Corporation, dated July 31, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.5 Copy of Amendment to Participation Agreement dated October 23, 1996 between Janus Aspen Series and American Centurion Life Assurance Company, amendment dated October 8, 1997, filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference. Copy of Participation Agreement between Janus Aspen Series and American Centurion Life Assurance Company, dated October 23, 1997, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 333-00041, is incorporated herein by reference.

8.6 Copy of Participation Agreement among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., American Centurion Life Assurance Company and American Express Financial Advisors Inc., dated October 30, 1997, filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

8.7 Copy of Participation Agreement among Oppenhiemer Variable Account Funds, Oppenheimer Funds, Inc., and American Centurion Life Assurance Company, dated September 4, 1998, filed electronically to Post-Effective Amendment No. 3 to Registration Statement No. 333-00519, filed on or about November 4, 1998 is incorporated herein by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.  Consent of Independent Auditors is filed electronically herewith.

11.  None.

12.  Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as
     Exhibit 13 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

14. Power of Attorney to sign Amendments to this Registration Statement, dated April 25, 2001, is filed electronically herewith.



Item 25. Directors and Officers of the Depositor (American Centurion Life Assurance Company)

Name                            Principal Business Address              Positions and Offices with Depositor
------------------------------- --------------------------------------- ------------------------------------------

Gumer C. Alvero                 20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

Timothy V. Bechtold             20 Madison Ave. Extension               Director, President and Chief Executive
                                P.O. Box 5555                           Officer
                                Albany, NY  12205-0555

Maureen A. Buckley              20 Madison Ave. Extension               Director, Vice President, Chief
                                P.O. Box 5555                           Operating Officer, Consumer Affairs
                                Albany, NY  12205-0555                  Officer and Claims Officer

Rodney P. Burwell               20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

Robert R. Grew                  20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

Lorraine R. Hart                20 Madison Ave. Extension               Vice President-Investments
                                P.O. Box 5555
                                Albany, NY  12205-0555

Carol A. Holton                 20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

Jean B. Keffeler                20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

Bruce A. Kohn                   20 Madison Ave. Extension               Counsel and Assistant Secretary
                                P.O. Box 5555
                                Albany, NY  12205-0555


Eric L. Marhoun                 20 Madison Ave. Extension               Director, General Counsel and Secretary
                                P.O. Box 5555
                                Albany, NY  12205-0555

Thomas R. McBurney              20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

Mary Ellyn Minenko              20 Madison Ave. Extension               Counsel and Assistant Secretary
                                P.O. Box 5555
                                Albany, NY  12205-0555

Edward J. Muhl                  20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

Thomas V. Nicolosi              20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

Stephen P. Norman               20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

Teresa J. Rasmussen             20 Madison Ave. Extension               Counsel and Assistant Secretary
                                P.O. Box 5555
                                Albany, NY  12205-0555

Richard M. Starr                20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

Philip C. Wentzel               20 Madison Ave. Extension               Vice President and Controller
                                P.O. Box 5555
                                Albany, NY  12205-0555

Michael R. Woodward             20 Madison Ave. Extension               Director
                                P.O. Box 5555
                                Albany, NY  12205-0555

David L. Yowan                  20 Madison Ave. Extension               Vice President and Treasurer
                                P.O. Box 5555
                                Albany, NY  12205-0555



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

     American Centurion Life Assurance Company is a wholly-owned subsidiary of IDS Life Insurance Company which is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

     The following list includes the names of major subsidiaries of American Express.


                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut


III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota


Item 27. Number of Contract owners

     As of March 31, 2001, there were 294 contract owners of qualified contracts and there were 519 owners of non-qualified contracts.

Item 28. Indemnification

     The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
         Item 29(a) and 29(b)



Item 29. Principal Underwriters.

(a) American Express Financial Advisors acts as principal underwriter for the following investment companies:

     AXP Bond Fund, Inc.; AXP California Tax-Exempt Trust; AXP Discovery Fund, Inc.; AXP Equity Select Fund, Inc.; AXP Extra Income Fund, Inc.; AXP Federal Income Fund, Inc.; AXP Global Series, Inc.; AXP Growth Series, Inc.; AXP High Yield Tax-Exempt Fund, Inc.; AXP International Fund, Inc.; AXP Investment Series, Inc.; AXP Managed Series, Inc.; AXP Market Advantage Series, Inc.; AXP Money Market Series, Inc.; AXP New Dimensions Fund, Inc.; AXP Partners Series, Inc.; AXP Precious Metals Fund, Inc.; AXP Progressive Fund, Inc.; AXP Selective Fund, Inc.; AXP Special Tax-Exempt Series Trust; AXP Stock Fund, Inc.; AXP Strategy Series, Inc.; AXP Tax-Exempt Series, Inc.; AXP Tax-Free Money Fund, Inc.; AXP Utilities Income Fund, Inc., Growth Trust; Growth and Income Trust; Income Trust; Tax-Free Income Trust; World Trust; IDS Certificate Company.


(b)  As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address   Position and Offices with
                                      Underwriter
------------------------------------- -----------------------------------

Ronald. G. Abrahamson                 Vice President - Business
200 AXP Financial Center              Transformation
Minneapolis, MN  55474

Douglas A. Alger                      Senior Vice President - Human
200 AXP Financial Center              Resources
Minneapolis, MN  55474

Gumer C. Alvero                       Vice President - Annuities
200 AXP Financial Center
Minneapolis, MN  55474

Peter J. Anderson                     Senior Vice President -
200 AXP Financial Center              Investment Operations
Minneapolis, MN  55474

Ward D. Armstrong                     Senior Vice President -
200 AXP Financial Center              Retirement Services
Minneapolis, MN  55474

John M. Baker                         Vice President - Plan Sponsor
200 AXP Financial Center              Services
Minneapolis, MN  55474

Dudley Barksdale                      Vice President - Service
200 AXP Financial Center              Development
Minneapolis, MN  55474

Joseph M. Barsky, III                 Vice President - Mutual Fund
200 AXP Financial Center              Equities
Minneapolis, MN  55474

Timothy V. Bechtold                   Vice President - Risk Management
200 AXP Financial Center              Products
Minneapolis, MN  55474

John D. Begley                        Group Vice President -
Suite 100                             Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                       Group Vice President - Los
Suite 900                             Angeles Metro
E. Westside Twr
11835 West Olympic Blvd.
Los Angeles, CA  90064

Walter K. Booker                      Group Vice President - New Jersey
200 AXP Financial Center
Minneapolis, MN  55474

Bruce J. Bordelon                     Group Vice President - San
1333 N. California Blvd.              Francisco Bay Area
Suite 200
Walnut Creek, CA  94596

Charles R. Branch                     Group Vice President - Northwest
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                    Vice President - Sales Support
200 AXP Financial Center
Minneapolis, MN  55474

Kenneth J. Ciak                       Vice President and General
IDS Property Casualty                 Manager - IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                      Vice President - Retail
200 AXP Financial Center              Distribution Services
Minneapolis, MN  55474

Henry J. Cormier                      Group Vice President - Connecticut
Commerce Center One
333 East River Drive
East Hartford, CT  06108

James M. Cracchiolo                   Director, President and Chief
200 AXP Financial Center              Executive Officer
Minneapolis, MN  55474

John M. Crawford                      Group Vice President -
Suite 200                             Arkansas/Springfield/Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                        Group Vice President -
Suite 312                             Carolinas/Eastern Georgia
7300 Carmel Executive Pk
Charlotte, NC  28226

Colleen Curran                        Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Luz Maria Davis                       Vice President - Communications
200 AXP Financial Center
Minneapolis, MN  55474

Arthur E. DeLorenzo                   Group Vice President - Upstate
4 Atrium Drive, #100                  New York
Albany, NY  12205

Scott M. DiGiammarino                 Group Vice President -
Suite 500                             Washington/Baltimore
8045 Leesburg Pike
Vienna, VA  22182

Bradford L. Drew                      Group Vice President - Eastern
Two Datran Center                     Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

Douglas K. Dunning                    Vice President - Assured Assets
200 AXP Financial Center              Product Development and Management
Minneapolis, MN  55474

James P. Egge                         Group Vice President - Western
4305 South Louise, Suite 202          Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Robert M. Elconin                     Vice President - Government
200 AXP Financial Center              Relations
Minneapolis, MN  55474

Phillip W. Evans,                     Group Vice President - Rocky
Suite 600                             Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                       Vice President - Mutual Fund
200 AXP Financial Center              Equity Investments
Minneapolis, MN  55474

Douglas L. Forsberg                   Vice President - International
200 AXP Financial Center
Minneapolis, MN  55474

Peter A. Gallus                       Vice President-Investment
200 AXP Financial Center              Administration
Minneapolis, MN  55474

Derek G. Gledhill                     Vice President - Integrated
200 AXP Financial Center              Financial Services Field
Minneapolis, MN  55474                Implementation

David A. Hammer                       Vice President and Marketing
200 AXP Financial Center              Controller
Minneapolis, MN  55474

Teresa A. Hanratty                    Senior Vice President-Field
Suites 6&7                            Management
169 South River Road
Bedford, NH  03110

Robert L. Harden                      Group Vice President - Boston
Two Constitution Plaza                Metro
Boston, MA  02129

Lorraine R. Hart                      Vice President - Insurance
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Janis K. Heaney                       Vice President - Incentive
200 AXP Financial Center              Management
Minneapolis, MN  55474

Brian M. Heath                        Senior Vice President and General
Suite 150                             Sales Manager
801 E. Campbell Road
Richardson, TX  75081

Jon E. Hjelm                          Group Vice President - Rhode
310 Southbridge Street                Island/Central - Western
Auburn, MA  01501                     Massachusetts

David J. Hockenberry                  Group Vice President - Tennessee
30 Burton Hills Blvd.                 Valley
Suite 175
Nashville, TN  37215

Carol A. Holton                       Vice President - Third Party
200 AXP Financial Center              Distribution
Minneapolis, MN  55474

David R. Hubers                       Chairman of the Board
200 AXP Financial Center
Minneapolis, MN  55474

Debra A. Hutchinson                   Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Diana R. Iannarone                    Group Vice President -
3030 N.W. Expressway                  Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

Theodore M. Jenkin                    Group Vice President - Cleveland
                                      Metro

James M. Jensen                       Vice President - Advice and
200 AXP Financial Center              Retail Distribution Group
Minneapolis, MN  55474                Products, Compensation and Field
                                      Administration

Marietta L. Johns                     Senior Vice President - Field
200 AXP Financial Center              Management
Minneapolis, MN  55474

Nancy E. Jones                        Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

John C. Junek                         Senior Vice President, General
200 AXP Financial Center              Counsel
Minneapolis, MN  55474

Ora J. Kaine                          Vice President - Financial
200 AXP Financial Center              Advisory Services
Minneapolis, MN  55474

Linda B. Keene                        Vice President - Market
200 AXP Financial Center              Development
Minneapolis, MN  55474

Raymond G. Kelly                      Group Vice President - North Texas
Suite 250
801 East Campbell Road
Richardson, TX  75081

John M. Knight                        Vice President - Investment
200 AXP Financial Center              Accounting
Minneapolis, MN  55474

Claire Kolmodin                       Vice President - Service Quality
200 AXP Financial Center
Minneapolis, MN  55474

David S. Kreager                      Group Vice President - Greater
Suite 108                             Michigan
Trestle Bridge V
5126 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                     Director and Senior Vice
200 AXP Financial Center              President-Direct and Interactive
Minneapolis, MN  55474                Group

Mitre Kutanovski                      Group Vice President - Chicago
Suite 680                             Metro
8585 Broadway
Merrillville, IN  48410

Kurt A. Larson                        Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Lori J. Larson                        Vice President - Brokerage and
200 AXP Financial Center              Direct Services
Minneapolis, MN  55474

Daniel E. Laufenberg                  Vice President and Chief U.S.
200 AXP Financial Center              Economist
Minneapolis, MN  55474

Jane W. Lee                           Vice President - New Business
200 AXP Financial Center              Development and Marketing
Minneapolis, MN  55474

Peter A. Lefferts                     Senior Vice President - Corporate
200 AXP Financial Center              Strategy and Development
Minneapolis, MN  55474

Fred A. Mandell                       Vice President - Distribution
200 AXP Financial Center              Channel Marketing
Minneapolis, MN  55474

Daniel E. Martin                      Group Vice President - Pittsburgh
Suite 650                             Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Timothy J. Masek                      Vice President and Director of
200 AXP Financial Center              Global Research
Minneapolis, MN  55474

Paula R. Meyer                        Vice President - Mutual Funds
200 AXP Financial Center
Minneapolis, MN  55474

Shashank B. Modak                     Vice President - Technology Leader
200 AXP Financial Center
Minneapolis, MN  55474

Pamela J. Moret                       Senior Vice President - Products
200 AXP Financial Center              Group
Minneapolis, MN  55474

Barry J. Murphy                       Executive Vice President - U.S.
200 AXP Financial Center              Retail Group
Minneapolis, MN  55474

Mary Owens Neal                       Vice President-Consumer Marketing
200 AXP Financial Center
Minneapolis, MN  55474

Scott M. Nelson                       Vice President - Alternative
200 AXP Financial Center              Investments
Minneapolis, MN  55474

Thomas V. Nicolosi                    Group Vice President - New York
Suite 220                             Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                    Vice President - Advisory
200 AXP Financial Center              Business Systems
Minneapolis, MN  55474

James R. Palmer                       Vice President - Taxes
200 AXP Financial Center
Minneapolis, MN  55474

Marc A. Parker                        Group Vice President -
10200 SW Greenburg Road               Portland/Eugene
Suite 110
Portland, OR  97223

Carla P. Pavone                       Vice President - Business
200 AXP Financial Center              Development
Minneapolis, MN  55474

Kris Petersen                         Vice President - Non-propriety
200 AXP Financial Center              Products
Minneapolis, MN  55474

Susan B. Plimpton                     Vice President - Marketing
200 AXP Financial Center              Services
Minneapolis, MN  55474

Larry M. Post                         Group Vice President -
One Tower Bridge                      Philadelphia Metro and Northern
100 Front Street, 8th Fl              New England
West Conshohocken, PA  19428

Ronald W. Powell                      Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

James M. Punch                        Vice President - Branded Platform
200 AXP Financial Center              Project
Minneapolis, MN  55474

Frederick C. Quirsfeld                Senior Vice President - Fixed
200 AXP Financial Center              Income
Minneapolis, MN  55474

Teresa J. Rasmussen                   Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Rollyn C. Renstrom                    Vice President - Corporate
200 AXP Financial Center              Planning and Analysis
Minneapolis, MN  55474

Ralph D. Richardson III               Group Vice President - Southern
Suite 800                             Texas
Arboretum Plaza One
9442 Capital of Texas Hwy. N
Austin, TX  78759

ReBecca K. Roloff                     Senior Vice President - Field
200 AXP Financial Center              Management and Financial Advisory
Minneapolis, MN  55474                Service

Stephen W. Roszell                    Senior Vice President -
200 AXP Financial Center              Institutional
Minneapolis, MN  55474

Max G. Roth                           Group Vice President -
Suite 201 S. IDS Ctr                  Wisconsin/Upper Michigan
1400 Lombardi Avenue
Green Bay, WI  54304

Diane M. Ruebling                     Group Vice President - Central
                                      California/Western Nevada

Erven A. Samsel                       Senior Vice President - Field
45 Braintree Hill Park                Management
Suite 402
Braintree, MA  02184

Theresa M. Sapp                       Vice President - Relationship
200 AXP Financial Center              Leader
Minneapolis, MN  55474

Russell L. Scalfano                   Group Vice President -
Suite 201                             Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                     Group Vice President -
Suite 205                             Arizona/Las Vegas
7333 E. Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                    Senior Vice President and Chief
200 AXP Financial Center              Financial Officer
Minneapolis, MN  55474

Donald K. Shanks                      Vice President - Property Casualty
200 AXP Financial Center
Minneapolis, MN  55474

Judy P. Skoglund                      Vice President - Quality and
200 AXP Financial Center              Service Support
Minneapolis, MN  55474

James B. Solberg                      Group Vice President - Eastern
466 Westdale Mall                     Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                         Senior Vice President - Client
200 AXP Financial Center              Service
Minneapolis, MN  55474

Paul J. Stanislaw                     Group Vice President - Southern
Suite 1100                            California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                       Vice President - Marketing Offer
200 AXP Financial Center              Development
Minneapolis, MN  55474

Lois A. Stilwell                      Group Vice President - Outstate
Suite 433                             Minnesota Area/North
9900 East Bren Road                   Dakota/Western Wisconsin
Minnetonka, MN  55343

James J. Strauss                      Vice President and General Auditor
200 AXP Financial Center
Minneapolis, MN  55474

Jeffrey J. Stremcha                   Vice President - Information
200 AXP Financial Center              Resource Management/ISD
Minneapolis, MN  55474

Barbara Stroup Stewart                Vice President - Channel
200 AXP Financial Center              Development
Minneapolis, MN  55474

Craig P. Taucher                      Group Vice President -
Suite 150                             Orlando/Jacksonville
4190 Belfort Road
Jacksonville, FL  32216

Neil G. Taylor                        Group Vice President -
Suite 425                             Seattle/Tacoma/Hawaii
101 Elliott Avenue West
Seattle, WA  98119

John R. Thomas                        Senior Vice President -
200 AXP Financial Center              Information and Technology
Minneapolis, MN  55474

Keith N. Tufte                        Vice President and Director of
200 AXP Financial Center              Equity Research
Minneapolis, MN  55474

Peter S. Velardi                      Group Vice President -
Suite 180                             Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer               Group Vice President - Detroit
Suite 100                             Metro
Stanford Plaza II
7979 East Tufts Ave. Pkwy
Denver, CO  80237

Donald F. Weaver                      Group Vice President - Greater
3500 Market Street, Suite 200         Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                     Senior Vice President - Alliance
1010 Main St., Suite 2B               Group
Huntington Beach, CA  92648

Michael L. Weiner                     Vice President - Tax Research and
200 AXP Financial Center              Audit
Minneapolis, MN  55474

Jeffry M. Welter                      Vice President - Equity and Fixed
200 AXP Financial Center              Income Trading
Minneapolis, MN  55474

Thomas L. White                       Group Vice President - Cleveland
Suite 200                             Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                      Group Vice President - Virginia
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                   Group Vice President - Twin
200 AXP Financial Center              Cities Metro
Minneapolis, MN  55474

Edwin M. Wistrand                     Vice President and Assistant
200 AXP Financial Center              General Counsel
Minneapolis, MN  55474

Michael D. Wolf                       Vice President - Senior Portfolio
200 AXP Financial Center              Manager
Minneapolis, MN  55474

Michael R. Woodward                   Senior Vice President - Field
32 Ellicott St.                       Management
Suite 100
Batavia, NY  14020

David L. Yowan                        Vice President and Treasurer
American Express Co.
New York

Rande L. Zellers                      Group Vice President-Gulf States
1 Galleria Blvd., Suite 1900
Metairie, LA  70001



Item 29(c).

                     Net
Name of Principal    Underwriting     Compensation     Brokerage
Underwriter          Discounts and    on Redemption    Commissions  Compensation
                     Commissions
American Express     $1,731,833       $921,090         None             None
Financial Advisors
Inc.

Item 30. Location of Accounts and Records

                  American Centurion Life Assurance Company
                  20 Madison Avenue Extension
                  Albany, NY  12205-0555

Item 31. Management Services

                  Not applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Centurion Life Contract Owner Service at the address or phone number listed in the prospectus.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Centurion Life Assurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 27th day of April, 2001.

                               ACL VARIABLE ANNUITY ACCOUNT 2
                               (Registrant)

                               By American Centurion Life Assurance Company
                               (Depositor)

                               By /s/  Timothy V. Bechtold*
                                       --------------------
                                       Timothy V. Bechtold
                                       Director, President and Chief Executive
                                       Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2001.

Signature                            Title

/s/ Gumer C. Alvero*                 Director
    ----------------------
    Gumer C. Alvero

/s/ Timothy V. Bechtold*             Director, President and Chief Executive
    ----------------------           Officer
    Timothy V. Bechtold

/s/ Maureen A. Buckley*              Director, Vice President, Chief Operating
    ----------------------           Officer and Consumer Affairs Officer
    Maureen A. Buckley

                                     Director
    ----------------------
    Rodney P. Burwell

/s/ Robert R. Grew*                  Director
    ----------------------
    Robert R. Grew

/s/ Carol A. Holton*                 Director
    ----------------------
    Carol A. Holton

/s/ Jean B. Keffeler*                Director
    ----------------------
    Jean B. Keffeler

/s/ Eric L. Marhoun*                 Director, General Counsel and Secretary
    ----------------------
    Eric L. Marhoun

/s/ Thomas R. McBurney*              Director
    ----------------------
    Thomas R. McBurney

/s/ Edward J. Muhl*                  Director
    ----------------------
    Edward J. Muhl

/s/ Thomas V. Nicolosi*              Director
    ----------------------
    Thomas V. Nicolosi

/s/ Stephen P. Norman*               Director
    ----------------------
    Stephen P. Norman

/s/ Richard M. Starr*                Director
    ----------------------
    Richard M. Starr

/s/ Philip C. Wentzel*               Vice President and Controller
    ----------------------
    Philip C. Wentzel

/s/ Michael R. Woodward*             Director
    ----------------------
    Michael R. Woodward

/s/ David L. Yowan*                  Vice President and Treasurer
    ----------------------
    David L. Yowan


* Signed pursuant to Power of Attorney, dated April 25, 2001, is filed electronically herewith.


By: /s/Mary Ellyn Minenko
       Mary Ellyn Minenko

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 6
                     TO REGISTRATION STATEMENT NO. 333-00519

This Amendment to the Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements

Part C.

         Other Information.

         The signatures.